--------
Galaxy
 Fund II
--------


                            [ARTWORK APPEARS HERE]

--------------------------------------------------------------------------------
  Galaxy Fund II Report
--------------------------------------------------------------------------------

  Large Company Index Fund * Small Company Index Fund *
  Utility Index Fund * U.S. Treasury Index Fund * Municipal Bond Fund

  ------------------
  Semi-Annual
  Report

  For the
  Six Months Ended
  September 30, 1995
  ------------------

--------------
  Chairman's
   Message
--------------

Dear Galaxy Fund II Shareholder:

Enclosed is your Galaxy Fund II report for the six months ending September 30, 1995. During this time, low interest rates and inflation extended the stock and bond market rallies that began earlier in the year. Since the Galaxy Fund II Index portfolios performed closely in line with their target indexes, and the Municipal Bond Fund exceeded its market benchmark, the Funds' shareholders made the most of these rallies and continued to earn attractive returns.

     Index funds offer an easy way to expose your portfolio to specific market sectors with the potential for stronger returns plus lower volatility, expenses and taxes. By mirroring specific market benchmarks, index funds may deliver returns that are higher than funds with active portfolio management.

     Because they invest in the broad range of securities that their target indices represent, index funds typically fluctuate less in value than investments in individual industries or securities. In addition, index fund portfolios generally have fewer purchases and sales of stocks because they hold a fixed basket of securities. This can minimize fees and other fund expenses. The average managed stock fund charged shareholders 1.39% of assets for management fees and other operational expenses in 1994, according to Morningstar Mutual Funds, Inc., a mutual fund tracking service. In contrast, the Galaxy Index Funds charged just 0.40%.

     A fixed portfolio can also reduce the taxes you pay on capital gains distributions. By law, mutual funds have to pass on to shareholders at least 95% of the net gains they incur from trades in their portfolios. With a fixed portfolio, index funds typically have less in gains to distribute. This lets you minimize your taxes and keep more of your money at work in the market. Since the Galaxy Fund II portfolios presently have no loads or sales charges more of what you invest up front goes to work for you, too.

     In addition to summarizing previous market activity and exploring where the markets might be headed, this report discusses the individual performances of each Galaxy Fund II portfolio. You'll also find lists of securities the portfolios held when the period ended, as well as financial statements for each of the Funds. For further information about this material, or to learn more about Galaxy funds and services, please call our Investment Specialists at 1-800-628-0414.

     Sincerely,

     /s/ Dwight E. Vicks

     Dwight E. Vicks, Jr.
     Chairman of the Board of Trustees


Mutual Funds:

 . are not bank deposits

 . are not FDIC insured

 . are not obligations of Fleet Bank

 . are not guaranteed by Fleet Bank

 . are subject to investment risks including possible loss of principal amount invested

-------------------
  Market Overview
-------------------

     "After rising for more than a year, interest rates eased in 1995's second quarter. By that time, economic growth had moderated and the Federal Reserve Board had become less worried about inflation."

Market Overview

By Fleet Investment Advisors Inc.

Stock and bond prices moved significantly higher over the past six months, extending the rallies of 1995's first quarter. An improving economy, with low interest rates and inflation, provided fertile ground for these gains and produced solid returns for the Galaxy Fund II portfolios.

The Economy's "Soft Landing"

After rising for more than a year, interest rates eased in 1995's second quarter. By that time, economic growth had moderated and the Federal Reserve Board had become less worried about inflation. In April, the Commerce Department reported that the Gross Domestic Product had improved at a real (inflation-adjusted) annual rate of 2.8% in the first quarter of 1995 down from 5.1% the quarter before. The annual rate of inflation for the quarter was 3.2%, up moderately from 2.6% for 1994.

     At the same time, corporate earnings were sharply higher. This helped convince investors that the Federal Reserve Board had achieved an economic "soft landing" that could extend the current expansion without high inflation. Propelled by extraordinary gains in the technology sector, stocks broke new highs for much of the second quarter. By the end of the quarter, the Standard & Poor's 500 Composite Index, an unmanaged index of the common stocks of 500 leading United States businesses, had gained 9.5%. Convinced the Fed would soon cut interest rates to ensure sustained growth, the bond market moved higher, too. At mid year stronger prices had sliced the yields on long-term Treasury bonds from 7.5% to 6.65%.

     Stock and bond prices corrected briefly in the third quarter of 1995. On July 6, the Fed lowered its short-term Fed Funds rate from 6% to 5.75%, the first cut in nearly three years. At first, bond prices responded positively, dri-

-------------------
  Market Overview
-------------------

     "In the months ahead slow growth should keep inflation in check and help interest rates to stay relatively low."

ving long-term Treasury yields to a 17-month low of 6.49%. Eventually, however, bond investors became concerned by news of stronger economic growth that threatened to re-ignite inflation. By July 21, bond prices had fallen enough to boost long-term yields to 6.96%. At that point, with no evidence that inflation was rising, demand for bonds increased and their prices improved. However, prices dropped again in August as confusion lingered about the economy. By September, it became clear that economic growth was slowing. This news and the belief that the Fed would cut rates again caused bond prices to surge higher. When the third quarter closed, long-term Treasury yields had fallen to 6.5%. Stock prices also lost ground temporarily as technology investors took profits and higher yields made bonds much more attractive. As bond prices improved and their yields fell, however, stocks regained their footing. Although many companies reported slower earnings, stock investors believed low inflation would restrain interest rates from rising too dramatically which would keep the economy growing. With strong gains for stocks in September, the S&P 500 Index returned 7.95% in the quarter.

Slow Growth, Low Inflation

     In the months ahead slow growth should keep inflation in check and help interest rates to stay relatively low. Fleet Investment Advisors believes the Gross Domestic Product for 1995 will be just 2% after adjusting for an inflation rate

-------------------
  Market Overview
-------------------

     "Bond prices should be more stable in this environment than they've been for several years. While stock investors may switch their focus to different sectors, stock prices should show steady gains over all. "

of approximately 2.8%. If the economy becomes too sluggish, the Fed may cut interest rates another 1/4%. After that, however, the economy should improve and rates should start to bottom. If the economy grows 2.5% next year, as Fleet expects, there shouldn't be much room for inflation or interest rates to rise.

     Bond prices should be more stable in this environment than they've been for several years. While stock investors may switch their focus to different sectors, stock prices should show steady gains over all. Corporate earnings remain surprisingly strong and should continue to benefit from recent improvements in productivity as well as sustained growth in the economy.


Performance At-A-Glance

Average Annual Returns as of September 30, 1995

LARGE COMPANY INDEX FUND Inception Date 10/1/90
18.05%
29.15%
14.51%
16.33%

SMALL COMPANY INDEX FUND Inception Date 10/1/90
20.20%
26.10%
15.54%
19.57%

UTILITY INDEX FUND Inception Date 1/5/93
20.38%
24.54%
10.54%

U.S. TREASURY INDEX FUND Inception Date 6/4/91
7.97%
13.28%
6.22%
8.47%

MUNICIPAL BOND FUND Inception Date 4/15/93
5.20%
9.87%
5.46%

*Six month results are total returns for the period April 1, 1995 through September 30, 1995. The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

---------------------
  Portfolio Reviews
---------------------

Galaxy Fund II Large Company
Index Fund


[PHOTO APPEARS HERE]

By G. Jay Evans, CFA
Portfolio Manager

The Galaxy Fund II Large Company Index Fund seeks to match the price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index") by investing in publicly traded U.S. stocks according to their representation in the S&P Index. The Fund is also structured to deliver the same volatility and risk as the S&P Index. For the six months ended September 30, 1995, the S&P Index had a total return of 18.25%. During the same period, the Fund achieved a net total return of 18.05% (after the deduction of operating expenses). Over the last 12 months, the S&P Index recorded a total return of 29.75%, versus a return of 29.15% for the Fund (after the deduction of operating expenses).

     During the last year, the Fund's correlation with the S&P Index was 99.96%. Correlation coefficients measure the degree to which fund performances after expenses move in line with their target index during specific periods. A high correlation coefficient means that the Galaxy Fund II Large Company Index Fund generated results that closely tracked the S&P Index. By carefully managing the expenses of the Fund over the last six months, we assured that shareholders enjoyed the substantial returns achieved by large company issues. The broad diversification of the Fund also protected shareholders from the shifts that occurred in market leadership during this time.

     Third quarter corporate earnings were better than analysts projected and should improve in the months ahead. If inflation continues to be modest, large company stocks should remain attractive.


Galaxy Fund II Large
Company Index Fund

Growth of $10,000 investment*

                         [MOUNTAIN CHART APPEARS HERE]

                Galaxy Fund II
                Large Company           S&P 500
                Index Fund              Composite Index
10/1/91         10,000                  10,000
3/91            12,260                  12,525
9/91            12,852                  13,153
3/92            13,539                  13,897
9/92            14,191                  14,609
3/93            15,527                  16,017
9/93            15,974                  16,510
3/94            15,685                  16,253
9/94            16,498                  17,118
3/95            18,049                  18,808
9/95            21,308                  22,209

*Since inception on 10/1/90. The S&P Index is an unmanaged index. Results for the index do not reflect the expenses and investment management fees incurred by the Fund.


Galaxy Fund II Large
Company Index Fund

Distribution of Total Net Assets
as of September 30, 1995

                           [PIE CHART APPEARS HERE]

Other Common and Preferred Stocks 11%
Cash Equivalents and Net Other Assets & Liabilities 3%
Technology 15%
Consumer Cyclicals 10%
Financial 13%
Consumer Staples 23%
Energy 8%
Utilities 10%
Capital Goods 7%

---------------------
  Portfolio Reviews
---------------------

Galaxy Fund II
Small Company Index Fund

By G. Jay Evans, CFA
Portfolio Manager

The Galaxy Fund II Small Company Index Fund seeks to match the price and yield performance of smaller capitalization stocks as represented by the Russell Special Small Company Index (the "Russell Index"), an unmanaged index of the common stocks of 2000 companies with market values ranging from $25 million to $275 million. The Small Company Index Fund does not own all of the issues in the Russell Index, but uses a sampling approach to select securities. This technique is designed to provide the Fund with the same sensitivity to economic developments as the Russell Index.

     Smaller capitalization companies outperformed larger capitalization companies during the most recent quarter. This helped the Russell Index produce a return that was highly competitive with actively managed portfolios over the last six and 12 month periods.

     For the six months ended September 30, 1995, the Russell Index produced a total return of 20.12%. During the same period the Galaxy Fund II Small Company Index Fund achieved a net total return of 20.20% (after the deduction of operating expenses). Over the last 12 months, the Russell Index delivered a total return of 26.59%. That compares to 26.10% for the Galaxy Fund II Small Company Index Fund (after deduction of operating expenses) and represents a correlation between the Fund and the Russell Index of 99.10%.

     The correlation coefficient measures the degree to which the Fund's performance moved in line with its target index during the period. A high correlation coefficient means that the Fund generated results that closely tracked the Russell Index. It speaks to the accuracy of the sampling technique and the successful control of cash flows and trading costs.

     The continued strength of small company issues depends primarily on the confidence investors have in the economy. The low level of inflation today, absence of other economic constraints and the better than expected corporate earnings suggest that the current economic expansion could continue into the late 1990s. Such a development would certainly broaden investor interest in smaller capitalization issues.

Galaxy Fund II
Utility Index Fund

By G. Jay Evans, CFA
Portfolio Manager

     The Galaxy Fund II Utility Index Fund seeks to match the price and yield performance of the stocks in the utility industry by investing in publicly traded stocks according to their representation in the Russell 1000 Utility Index (the


Galaxy Fund II Small
Company Index Fund

Distribution of Total Net Assets
as of September 30, 1995

                           [PIE CHART APPEARS HERE]

Consumer Staples 17%
Technology 17%
Utilities 12%
Capital Goods 4%
Other Common Stocks 6%
Basic Materials 5%
Financial 21%
Energy 3%
Cash Equivalents and Net Other Assets & Liabilities 5%
Consumer Cyclicals 10%


Galaxy Fund II Small
Company Index Fund

Growth of $10,000 investment*

                         [MOUNTAIN CHART APPEARS HERE]

                Galaxy Fund II
                Small Company           Russell Special
                Index Fund              Small Company Index
10/1/91         10,000                  10,000
3/91            13,184                  13,868
9/91            14,192                  15,085
3/92            15,826                  16,814
9/92            15,846                  16,913
3/93            18,231                  19,699
9/93            19,497                  21,292
3/94            18,894                  20,688
9/94            19,380                  21,335
3/95            20,331                  22,527
9/95            24,439                  27,059

*Since inception on 10/1/90. The Russell Special Small Company Index is an unmanaged index. Results for the index do not reflect the expenses and investment management fees incurred by the Fund.

---------------------
  Portfolio Reviews
---------------------

"Utility Index"), an unmanaged index of the common stocks of 100 utility companies. For the six months ended September 30, 1995, the Utility Index produced a total return of 20.90%, while the Galaxy Fund II Utility Index Fund delivered a net total return of 20.38% (after the deduction of operating expenses). Over the last 12 months, the Utility Index reported a return of 25.59%, while the Galaxy Fund II Utility Index Fund had a net total return of 24.54%, (after the deduction of operating expenses). That represents a correlation of 99.82%.

     The correlation coefficient measures the degree to which the Fund's performance moved in line with its target index during the period. A high correlation coefficient means that the Fund generated results that closely tracked the Utility Index. As always, trading and administrative costs were kept to a minimum over the last six months, which enabled shareholders in the Galaxy Fund II Utility Index Fund to enjoy the substantial returns that utility stocks achieved.

     The relative performance of utility stocks has historically been tied to the outlook for short-term interest rates. As rates head downward, investors become more attracted to the yields that utility stocks can offer. As changes in the regulatory environment for utility companies raise concerns and open new opportunities, well-managed utilities may now be able to deliver earnings growth as well, through strategic consolidation and improved cost management.

G. Jay Evans has managed the Galaxy Fund II Large Company Index Fund, the Galaxy Fund II Small Company Index Fund and the Galaxy Fund II Utility Index Fund since July 1994. He has managed value-oriented portfolios for Fleet Investment Advisors Inc. and its predecessors since 1981.

Galaxy Fund II U.S. Treasury
Index Fund

By David Lindsay
Portfolio Manager

The Galaxy Fund II U.S. Treasury Index Fund seeks to match the price and yield performance of the U.S. Treasury component of the Salomon Brothers Broad


Galaxy Fund II Utility
Index Fund

Growth of $10,000 investment*

                         [MOUNTAIN CHART APPEARS HERE]

                Galaxy Fund II          Russell 1000
                Utility Index Fund      Utility Index
1/5/93          10,000                  10,000
3/93            10,985                  10,865
9/93            12,013                  11,935
3/94            10,454                  10,342
9/94            10,576                  10,505
3/95            13,111                  13,373
9/95            14,221                  14,440

*Since inception on 1/5/93. The Russell 1000 Utility Index is an unmanaged index. Results for the index do not reflect the expenses and investment management fees incurred by the Fund.


Galaxy Fund II
Utility Index Fund

Distribution of Total Net Assets
as of September 30, 1995

                           [PIE CHART APPEARS HERE]

Consumer Cyclicals 1%
Technology 24%
Utilities 73%
Cash Equivalents and Net Other Assets & Liabilities 2%


Galaxy Fund II U.S. Treasury Index Fund
Distribution of Total Net Assets
as of September 30, 1995

                           [PIE CHART APPEARS HERE]

Cash Equivalents and Net Other Assets & Liabilities 3%
U.S. Treasury Notes 73%
U.S. Treasury Bonds 24%

---------------------
  Portfolio Reviews
---------------------

[PHOTO APPEARS HERE]

David Lindsay


Investment Grade Bond Index (the "U.S. Treasury Index"), an unmanaged index of corporate and government bonds, by investing in U.S. Treasury notes and bonds according to their representation in the U.S. Treasury Index. For the six months ended September 30, 1995, the U.S. Treasury Index posted a total return of 7.97%. During the same period, the U.S. Treasury Index Fund had a net total return of 7.97% (after deduction of operating expenses). Over the last 12 months U.S. Treasury Index returned 13.44%, versus a 13.28% net total return for the U.S. Treasury Index Fund (after deduction of operating expenses). That represents a correlation of 99.73%. The correlation coefficient measures the degree to which the Fund's performance moved in line with its target index during the period. A high correlation coefficient means the Fund generated results that tracked the index closely and shows that the sampling of securities owned by the Fund represented a valid cross-section of securities included in the U.S. Treasury Index.

     As bonds rallied in recent months, Treasury bonds outpaced most other sectors. The gains were particularly strong for intermediate- and longer-term issues, which constitute two thirds of the U.S Treasury Index. Although interest rates declined, the current yield for the U.S. Treasury Index remained relatively steady. As issues maturing in less than one year fell out of the Index, they were often replaced with longer-term securities bearing higher coupons. This kept the current yield for the U.S. Treasury Index near 7%.

     Since the Treasury market already built into its prices the expectation that short-term rates will ease in the months ahead, it would take a substantial cut to push prices much higher. For this reason, we expect the prices and yields of Treasury bonds to be more stable than they've been for some time.

David Lindsay has managed the Galaxy Fund II U.S. Treasury Index Fund since July 1994. He has managed fixed-income portfolios for Fleet Investment Advisors Inc. since 1986.

Galaxy Fund II
Municipal Bond Fund

By Mary McGoldrick
Portfolio Manager

The Galaxy Fund II Municipal Bond Fund seeks to provide the highest level of income exempt from Federal tax that is consistent with preservation of capital. Typically, the Fund invests substantially all of its assets in debt securities issued by state, local and regional government agencies, and maintains an average maturity for its investments between 7 and 12 years.

     Low interest rates and moderate inflation drove municipal bond prices substantially higher in the six months ended September 30. With solid perfor-


Galaxy Fund II
U.S. Treasury Index Fund

Growth of $10,000 investment*

                         [MOUNTAIN CHART APPEARS HERE]

                Galaxy Fund II
                U.S. Treasury           Salomon Brothers
                Index Fund              U.S. Treasury Index
6/4/91          10,000                  10,000
9/91            10,553                  10,573
3/92            10,899                  10,941
9/92            11,867                  11,945
3/93            12,390                  12,486
9/93            13,146                  13,276
3/94            12,687                  12,821
9/94            12,554                  12,733
3/95            10,942                  10,342
9/95            14,221                  14,440

*Since inception on 6/4/91. The Salomon Brothers U.S. Treasury Index is an unmanaged index. Results for the index do not reflect the expenses and investment management fees incurred by the Fund.

---------------------
  Portfolio Reviews
---------------------

[PHOTO APPEARS HERE]

Mary McGoldrick


mances by issues with longer maturities and good liquidity, the Municipal Bond Fund had a net total return of 5.20% (after deduction of operating expenses), versus 5.79% for its benchmark, the Lehman Seven Year Municipal Bond Index, an unmanaged index of municipal issues maturing in seven years.

     As falling interest rates pushed bond prices higher, municipal bond prices lagged those of Treasury bonds. Municipal investors had grown worried by talk of tax reform that would reduce or eliminate taxes on investment income and hurt the special tax advantages municipal bonds now enjoy. As demand for municipals shrank, lower interest rates increased supplies of new issues. With these drags on prices, the yields on 10-year municipal bonds fell just 40 points during the period, compared to a drop of 100 points for the yields of 10-year Treasuries.

     In the summer of 1994, after Fleet Investment Advisors assumed responsibility for the Fund, we added longer-term issues with strong credit quality and liquidity. These issues performed exceptionally well as interest rates have declined in 1995, positively affecting the value of Fund shares. To further enhance credit quality and liquidity, we continued to emphasize general obligation bonds backed by the full faith and credit of their issuers, as well as revenue bonds for essential services like water, sewer and utilities.

     If interest rates fall further, the Fund should receive additional benefit from its longer-term holdings. Because the average maturity of the Fund's investments is a relatively neutral 8.75 years, we could easily shorten the portfolio if rates start to rise. Although tax reform may remain a worry for investors, the debate should stay relatively quiet until the 1996 presidential election is in full swing. In the meantime, we'll continue to monitor the influence of proposed legislation on the prices of municipal bonds.

Mary McGoldrick has managed the Galaxy Fund II Municipal Bond Fund since July 1994. She has managed portfolios at Fleet Investment Advisors Inc. and other banks for nine years.


Galaxy Fund II
Municipal Bond Fund

Growth of $10,000 investment*

                         [MOUNTAIN CHART APPEARS HERE]

                                        Lehman Bros.
                Galaxy Fund II          Seven Year Municipal
                Municipal Bond Fund     Bond Index
4/15/93         10,000                  10,000
9/93            10,683                  10,575
3/94            10,310                  10,298
9/94            10,398                  10,507
3/95            10,860                  10,398
9/95            11,421                  11,000

*Since inception on 4/15/93. The Lehman Brothers Seven Year Municipal Bond Index are unmanaged indices. Results for the indices do not reflect the expenses and investment management fees incurred by the Fund.


Galaxy Fund II
Municipal Bond Fund

Distribution of Total Net Assets
as of September 30, 1995

                           [PIE CHART APPEARS HERE]

Net Other Assets & Liabilities 3%
South 34%
East 29%
Pacific 7%
Mountain 11%
North Central 16%

      -----------
        Galaxy       Large Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
COMMON STOCKS - 98.02%
                     CONSUMER STAPLES - 23.14%
       34,500        Abbott Laboratories................................................        $  1,470,563
        1,479        Alberto-Culver Co., Class B........................................              45,110
        2,887        Allergan, Inc......................................................              96,354
        2,991        ALZA Corp., Class A*...............................................              68,793
        8,734        American Brands, Inc...............................................             369,012
       13,985        American Home Products Corp........................................           1,186,977
       11,248        Amgen, Inc.*.......................................................             560,994
       12,028        Anheuser-Busch Cos., Inc...........................................             750,247
       24,067        Archer-Daniels-Midland Co..........................................             370,030
        3,031        Avon Products, Inc.................................................             217,474
        2,000        Bard, C.R., Inc....................................................              61,000
        1,904        Bassett Furniture Industries, Inc..................................              47,838
        2,422        Bausch and Lomb, Inc...............................................             100,210
       11,794        Baxter International, Inc..........................................             485,028
        2,971        Becton Dickinson & Co..............................................             186,802
        3,698        Beverly Enterprises, Inc.*.........................................              50,848
        4,927        Biomet, Inc.*......................................................              84,991
       23,674        Bristol-Myers Squibb Corp..........................................           1,725,243
        2,311        Brown-Forman Corp., Class B........................................              89,840
       11,270        Campbell Soup Co...................................................             566,318
        2,803        Clorox Co..........................................................             200,064
       56,352        Coca-Cola Co. (C)..................................................           3,888,240
        7,018        Colgate Palmolive Co...............................................             467,574
       19,328        Columbia/HCA Healthcare Corp.......................................             939,824
        3,573        Community Psychiatric Centers......................................              41,983
       10,572        ConAgra, Inc.......................................................             418,916
        2,239        Coors, Adolph Co., Class B.........................................              40,582
        7,165        CPC International, Inc.............................................             472,890
        7,018        Darden Restaurants, Inc.*..........................................              80,707
        1,325        Fleming Cos., Inc..................................................              31,800
        3,403        Fruit of The Loom, Inc., Class A*..................................              70,187
        7,214        General Mills, Inc.................................................             402,181
       19,354        Gillette Co........................................................             921,734
       10,863        Heinz, (H. J.), Co.................................................             496,982
        3,786        Hershey Foods Corp.................................................             243,724
        3,432        International Flavors and Fragrances, Inc..........................             165,594
       28,301        Johnson and Johnson................................................           2,097,812
        9,585        Kellogg Co.........................................................             693,714
        8,006        Kimberly-Clark Corp................................................             537,403
       12,864        Lilly Eli and Co...................................................           1,156,152
       16,265        Limited, Inc.......................................................             309,035
        4,013        Liz Claiborne, Inc.................................................             101,328
        3,599        Luby's Cafeterias, Inc.............................................              77,379
        3,624        Manor Care, Inc....................................................             123,216
       31,505        McDonald's Corp....................................................           1,205,066

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     CONSUMER STAPLES (CONTINUED)
        9,892        Medtronic, Inc.....................................................        $    531,695
       54,905        Merck and Co., Inc.................................................           3,074,680
        3,579        Nike, Inc., Class B................................................             397,716
       33,500        PepsiCo, Inc.......................................................           1,708,500
       27,650        Pfizer, Inc........................................................           1,475,819
       37,417        Philip Morris Cos., Inc............................................           3,124,320
        3,715        Pioneer Hi-Bred International, Inc.................................             170,890
        3,033        Premark International, Inc.........................................             154,304
       30,429        Procter and Gamble Co..............................................           2,343,033
        6,351        Quaker Oats Co.....................................................             210,377
        4,413        Ralston Purina Group...............................................             255,402
        4,086        Reebok International, Ltd..........................................             140,456
        3,618        Rite Aid Corp......................................................             101,304
        6,476        Rubbermaid, Inc....................................................             178,900
        1,653        Russell Corp.......................................................              42,152
          401        Ryan's Family Steak Houses, Inc.*..................................               3,158
       20,274        Sara Lee Corp......................................................             603,152
       17,405        Schering-Plough Corp...............................................             896,358
        5,366        Scott Paper Co.....................................................             260,251
       15,925        Seagram Co., Ltd...................................................             571,309
       16,866        Sears Roebuck and Co...............................................             621,934
          485        Shared Medical Systems Corp........................................              20,128
        2,849        Shoney's, Inc.*....................................................              31,339
          470        Springs Industries, Inc., Class A..................................              18,448
        1,976        St. Jude Medical, Inc..............................................             124,982
        2,978        Super Valu, Inc....................................................              87,479
        7,894        Sysco Corp.........................................................             215,112
        7,759        Tenet Healthcare Corp.*............................................             134,813
        7,009        Unilever N V - ADR.................................................             911,170
        8,736        United Healthcare Corp.............................................             426,972
        7,369        Upjohn Co..........................................................             328,842
        9,988        UST, Inc...........................................................             285,907
        2,678        U.S. Surgical Corp.................................................              71,637
        2,525        V.F. Corp..........................................................             128,775
        6,207        Warner-Lambert Co..................................................             591,217
        4,670        Wendy's International, Inc.........................................              98,654
        3,294        Winn-Dixie Stores, Inc.............................................             196,405
        4,746        Wrigley, William, Jr. Co...........................................             239,673
                                                                                                ------------
                                                                                                  44,495,022
                                                                                                ------------
                     TECHNOLOGY - 15.39%
        4,438        Advanced Micro Devices, Inc........................................             129,257
       20,947        AirTouch Communications, Inc.*.....................................             641,502
        5,128        Amdahl Corp.*......................................................              49,357
       68,185        American Telephone and Telegraph Corp. (C).........................           4,483,164

                      See Notes to Financial Statements.

      -----------
        Galaxy       Large Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     TECHNOLOGY (CONTINUED)
       10,818        AMP, Inc...........................................................        $    416,493
        5,353        Apple Computer, Inc................................................             199,399
        3,711        Applied Materials, Inc.*...........................................             379,450
        2,384        Autodesk, Inc......................................................             104,300
        6,053        Automatic Data Processing, Inc.....................................             412,361
        6,502        Boston Scientific Corp.*...........................................             277,148
        3,095        Cabletron Systems, Inc.*...........................................             203,883
        1,666        Ceridian Corp.*....................................................              73,929
       12,155        Cisco Systems, Inc.*...............................................             838,695
       11,226        Compaq Computer Corp.*.............................................             543,058
       11,108        Computer Associates International, Inc.*...........................             469,313
        1,790        Computer Sciences Corp.*...........................................             115,231
        8,368        Corning, Inc.......................................................             239,534
        1,001        Cray Research, Inc.*...............................................              22,147
        2,721        Data General Corp.*................................................              28,230
        5,997        Digital Equipment Corp.*...........................................             273,613
       12,131        Dow Chemical Co....................................................             903,760
        5,245        DSC Communications Corp.*..........................................             310,766
        4,112        EG & G, Inc........................................................              80,184
        1,859        General Signal Corp................................................              54,376
        1,450        Harris Corp........................................................              79,569
       21,961        Hewlett-Packard Co.................................................           1,830,998
        5,746        Honeywell, Inc.....................................................             246,360
       36,516        Intel Corp.........................................................           2,195,525
          484        Intergraph Corp.*..................................................               5,869
       25,281        International Business Machines Corp. (B)..........................           2,385,894
        3,639        Loral Corp.........................................................             207,423
       28,960        MCI Communications Corp............................................             754,770
        8,863        Micron Technology, Inc.............................................             704,609
       25,266        Microsoft Corp.*...................................................           2,286,573
       25,571        Motorola, Inc......................................................           1,952,985
        5,022        National Semiconductor Corp.*......................................             138,733
       10,837        Northern Telecom, Ltd..............................................             386,068
       15,890        Novell, Inc.*......................................................             289,993
       20,079        Oracle Systems Corp.*..............................................             770,532
        1,739        Perkin-Elmer Corp..................................................              61,952
        6,486        Pitney-Bowes, Inc..................................................             272,412
        4,268        Scientific-Atlanta, Inc............................................              72,023
        6,816        Silicon Graphics, Inc.*............................................             234,300
       14,689        Sprint Corp........................................................             514,115
        4,226        Sun Microsystems, Inc.*............................................             266,238
        4,116        Tandem Computers, Inc.*............................................              50,421
        1,315        Tektronix, Inc.....................................................              77,585
       27,928        Tele-Communications, Inc., Class A*................................             488,740
        3,510        Teledyne, Inc......................................................              95,209
        4,017        Tellabs, Inc.*.....................................................             169,216
        8,246        Texas Instruments, Inc.............................................             658,649
          869        Thomas and Betts Corp..............................................              56,159

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     TECHNOLOGY (CONTINUED)
        2,006        Tyco International, Ltd............................................        $    126,378
        8,521        Unisys Corp.*......................................................              67,103
        1,986        Western Atlas, Inc.*...............................................              94,087
       14,795        Westinghouse Electric Corp.........................................             221,925
        4,169        Xerox Corp.........................................................             560,209
          829        Zenith Electronics Corp.*..........................................               7,150
                                                                                                ------------
                                                                                                  29,578,922
                                                                                                ------------
                     FINANCIAL - 13.07%
        4,826        Aetna Life and Casualty Co.........................................             354,108
        5,297        Ahmanson, H.F. and Co..............................................             134,411
        2,359        Alexander and Alexander Services, Inc..............................              57,206
       19,578        Allstate Corp......................................................             692,572
       20,507        American Express Co................................................             909,998
        9,860        American General Corp..............................................             368,518
       20,258        American International Group, Inc..................................           1,721,930
       16,192        Banc One Corp......................................................             591,008
        4,430        Bank of Boston Corp................................................             210,979
        8,365        Bank of New York Co., Inc..........................................             388,973
       15,679        BankAmerica Corp...................................................             938,780
        3,506        Bankers Trust New York Corp........................................             246,297
        4,184        Barnett Banks, Inc.................................................             236,919
        2,581        Beneficial Corp....................................................             134,857
        4,399        Block, H & R, Inc..................................................             167,162
        4,622        Boatmen's Bancshares, Inc..........................................             171,014
        7,254        Chase Manhattan Corp...............................................             443,401
       11,286        Chemical Banking Corp..............................................             687,035
        3,720        Chubb Corp.........................................................             357,120
        3,085        Cigna Corp.........................................................             321,226
       16,348        Citicorp...........................................................           1,156,621
        5,299        CoreStates Financial Corp..........................................             194,076
        7,203        Dean Witter, Discover and Co.......................................             405,169
        8,046        Federal Home Loan Mortgage Corp....................................             556,180
       11,353        Federal National Mortgage Association..............................           1,175,036
        3,683        First Chicago Corp.................................................             252,746
        5,162        First Data Corp....................................................             320,044
        3,351        First Fidelity Bancorp.............................................             226,193
        3,657        First Interstate Bancorp...........................................             368,443
        7,494        First Union Corp...................................................             382,194
        5,758        Fleet Financial Group, Inc. (B)....................................             217,365
        3,525        General Re Corp....................................................             532,275
        2,932        Golden West Financial Corp.........................................             148,066
        5,800        Great Western Financial Corp.......................................             137,750
        4,303        Household International., Inc......................................             266,786
        4,736        ITT Corp...........................................................             587,264
        2,096        Jefferson-Pilot Corp...............................................             134,668

                      See Notes to Financial Statements.

      -----------
        Galaxy       Large Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     FINANCIAL (CONTINUED)
       10,425        KeyCorp............................................................        $    357,056
        4,533        Lincoln National Corp..............................................             213,618
        2,380        Loews Corp.........................................................             346,290
        2,977        Marsh & McLennan Cos., Inc.........................................             261,604
        6,502        MBNA Corp..........................................................             270,646
        4,359        Mellon Bank Corp...................................................             194,520
        8,642        Merrill Lynch and Co., Inc.........................................             540,125
        3,000        Morgan Stanley Group, Inc..........................................             288,375
        8,707        Morgan, J.P. and Co., Inc..........................................             673,704
        7,000        National City Corp.................................................             216,125
       12,839        NationsBank Corp...................................................             863,423
        6,536        NBD Bancorp, Inc...................................................             250,002
       15,240        Norwest Corp.......................................................             499,110
        9,570        PNC Bank Corp......................................................             266,764
        4,555        Providian Corp.....................................................             189,033
        1,194        Pulte Corp.........................................................              33,880
        2,270        Republic New York Corp.............................................             132,795
        2,639        Safeco Corp........................................................             173,184
        4,929        Salomon, Inc.......................................................             188,534
        4,454        Shawmut National Corp..............................................             149,766
        3,120        St. Paul Cos., Inc.................................................             182,130
        5,060        SunTrust Banks, Inc................................................             334,593
        2,886        Torchmark Corp.....................................................             121,573
        3,881        Transamerica Corp..................................................             276,521
       14,478        Travelers, Inc.....................................................             769,144
        3,300        UNUM Corp..........................................................             174,075
        3,403        USF&G Corp.........................................................              65,933
        1,097        USLIFE Corp........................................................              32,073
        3,743        U.S. Bancorp.......................................................             105,740
        7,437        Wachovia Corp......................................................             320,721
        2,392        Wells Fargo and Co.................................................             444,015
                                                                                                ------------
                                                                                                  25,129,462
                                                                                                ------------
                     UTILITIES - 10.07%
        5,851        Alltel Corp........................................................             174,799
        8,104        American Electric Power Co., Inc...................................             294,783
       23,736        Ameritech Corp.....................................................           1,237,239
        6,503        Baltimore Gas & Electric Co........................................             168,265
       19,959        Bell Atlantic Corp.................................................           1,224,984
       22,452        BellSouth Corp.....................................................           1,641,803
        8,405        Carolina Power & Light Co..........................................             282,618
        7,720        Central and South West Corp........................................             196,860
        2,688        Cinergy Corp.......................................................              74,928
        4,385        Coastal Corp.......................................................             147,446
        1,884        Columbia Gas System, Inc.*.........................................              72,770

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     UTILITIES (CONTINUED)
        9,475        Consolidated Edison Co. of N.Y., Inc...............................        $    287,803
        4,237        Consolidated Natural Gas Co........................................             171,069
        6,555        Detroit Edison Co..................................................             211,399
        6,955        Dominion Resources, Inc............................................             261,682
        9,126        Duke Power Co......................................................             395,840
       11,639        Enron Corp.........................................................             389,907
        2,149        ENSERCH Corp.......................................................              35,459
        9,502        Entergy Corp.......................................................             248,240
        8,583        FPL Group, Inc.....................................................             350,830
        5,158        General Public Utilities Corp......................................             160,543
       42,825        GTE Corp...........................................................           1,680,881
        6,287        Houston Industries, Inc............................................             277,414
        5,329        Niagara Mohawk Power Corp..........................................              69,943
        2,412        NICOR, Inc.........................................................              65,727
        5,980        Noram Energy Corp..................................................              47,093
        2,644        Northern States Power Co...........................................             119,972
       19,143        NYNEX Corp.........................................................             914,078
        6,680        Ohio Edison Co.....................................................             151,970
        3,301        Oneok, Inc.........................................................              76,748
        3,181        Pacific Enterprises................................................              79,923
       18,213        Pacific Gas & Electric Co..........................................             544,113
       18,357        Pacific Telesis Group..............................................             564,478
       13,491        PacifiCorp.........................................................             256,329
        4,720        Panhandle Eastern Corp.............................................             128,620
        9,521        PECO Energy Co.....................................................             272,539
        1,428        People's Energy Corp...............................................              39,270
        9,649        Public Service Enterprise Group, Inc...............................             287,058
        6,610        Santa Fe Energy Resources, Inc.*...................................              62,795
       27,488        SBC Communications, Inc............................................           1,511,840
       19,675        SCE Corp...........................................................             349,231
        5,827        Sonat, Inc.........................................................             186,464
       27,551        Southern Co........................................................             650,892
        7,254        Tenneco, Inc.......................................................             335,498
        9,781        Texas Utilities Co.................................................             341,112
        9,809        Unicom Corp........................................................             296,722
        3,940        Union Electric Co..................................................             147,258
       19,694        US West, Inc.......................................................             928,080
       15,305        Viacom, Inc., Class B*.............................................             761,424
        4,739        Williams Cos., Inc.................................................             184,821
                                                                                                ------------
                                                                                                  19,361,560
                                                                                                ------------
                     CONSUMER CYCLICAL - 9.92%
       11,800        Albertson's, Inc...................................................             402,675
        3,445        American Greetings Corp., Class A..................................             105,073
        2,141        Armstrong World Industries, Inc....................................             118,826

                      See Notes to Financial Statements.

      -----------
        Galaxy       Large Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     CONSUMER CYCLICAL (CONTINUED)
        1,536        Bally Entertainment Corp.*.........................................        $     16,704
        3,169        Black and Decker Corp..............................................             108,142
        1,610        Briggs and Stratton Corp...........................................              64,803
          467        Brown Group, Inc...................................................               8,581
        4,644        Brunswick Corp.....................................................              94,041
        7,230        Capital Cities/ABC, Inc............................................             850,429
        3,094        CBS, Inc...........................................................             247,133
          913        Centex Corp........................................................              26,477
          684        Charming Shoppes, Inc..............................................               3,078
        4,154        Circuit City Stores, Inc...........................................             131,370
        9,927        Comcast Corp., Class A.............................................             198,540
        3,513        Cooper Tire and Rubber Co..........................................              85,190
          219        Crane Co...........................................................               7,556
        7,580        CUC International, Inc.*...........................................             264,353
        4,138        Dana Corp..........................................................             119,485
        3,071        Dayton-Hudson Corp.................................................             233,012
        3,319        Deluxe Corp........................................................             109,942
        3,519        Dial Corp..........................................................              87,095
        5,309        Dillard Department Stores, Inc., Class A...........................             169,224
       23,006        Disney, Walt, Co...................................................           1,319,969
        6,387        Donnelley, R.R. and Sons Co........................................             249,093
        3,877        Dow Jones and Co., Inc.............................................             142,964
        7,876        Dun and Bradstreet Corp............................................             455,824
       15,057        Eastman Kodak Co...................................................             892,127
        3,982        Eaton Corp.........................................................             211,046
        2,218        Echlin, Inc........................................................              79,294
        6,776        Gannett Co., Inc...................................................             370,139
        6,442        Gap, Inc...........................................................             231,912
        5,299        Genuine Parts Co...................................................             212,622
          327        Giant Food, Inc., Class A..........................................              10,260
          798        Goodrich, B.F., Co.................................................              52,568
        7,093        Goodyear Tire and Rubber Co........................................             279,287
          345        Great Atlantic and Pacific Tea, Inc................................               9,660
          824        Handleman Co.......................................................               7,313
        1,568        Harcourt General, Inc..............................................              65,660
        2,334        Harland, John H., Co...............................................              51,640
        4,436        Harrah's Entertainment, Inc.*......................................             129,753
        1,180        Hasbro, Inc........................................................              36,728
        2,083        Hilton Hotels Corp.................................................             133,052
       20,085        Home Depot, Inc....................................................             800,889
        4,406        Interpublic Group of Cos., Inc.....................................             175,139
        1,958        Jostens, Inc.......................................................              46,013
        1,909        Kaufman and Broad Home Corp........................................              24,101
        1,742        King World Productions, Inc.*......................................              63,801

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     CONSUMER CYCLICAL (CONTINUED)
       17,904        Kmart Corp.........................................................        $    259,608
        2,589        Knight-Ridder, Inc.................................................             151,780
        4,359        Kroger Co.*........................................................             148,751
          778        Longs Drug Stores, Inc.............................................              32,287
        7,976        Lowe's Cos., Inc...................................................             239,280
        4,294        Marriott International, Inc........................................             160,488
        6,593        Masco Corp.........................................................             181,308
        9,904        Mattel, Inc........................................................             290,930
       11,937        May Department Stores Co...........................................             522,244
        4,706        Maytag Corp........................................................              82,355
        2,187        McGraw-Hill, Inc...................................................             178,787
        4,393        Melville Corp......................................................             151,559
        1,440        Mercantile Stores Co., Inc.........................................              64,800
        2,828        Meredith Corp......................................................             112,413
        3,967        Moore Corp., Ltd...................................................              79,836
        2,986        National Service Industries, Inc...................................              87,341
        3,222        New York Times Co., Class A........................................              88,202
        6,304        Newell Co..........................................................             156,024
        3,611        Nordstrom, Inc.....................................................             150,759
        1,074        Outboard Marine Corp...............................................              23,091
        1,868        Owens-Corning Fiberglas Corp.*.....................................              83,360
       10,988        Penney, J.C., Co., Inc.............................................             545,280
        2,720        Pep Boys - Manny, Moe and Jack.....................................              73,780
        2,089        Polaroid Corp......................................................              83,038
        8,812        Price/Costco, Inc.*................................................             150,906
        2,250        Safety-Kleen Corp..................................................              32,906
        3,054        Service Corp., International.......................................             119,488
        3,326        Sherwin-Williams Co................................................             116,410
        2,155        Snap-On, Inc.......................................................              81,890
        1,963        Stanley Works......................................................              85,145
        1,796        Stride Rite Corp...................................................              20,430
        3,091        Tandy Corp.........................................................             187,778
            2        Tele-Comm Liberty Media Group, Class A.............................                  54
       16,802        Time Warner, Inc...................................................             667,880
        4,660        Times Mirror Co., Class A..........................................             133,975
        4,368        TJX Cos., Inc......................................................              51,870
       13,190        Toys `R' Us, Inc.*.................................................             356,130
        2,949        Tribune Co.........................................................             195,740
        7,116        U.S. Healthcare, Inc...............................................             251,729
       10,136        Walgreen Co........................................................             283,808
      101,495        Wal-Mart Stores, Inc...............................................           2,524,688
        3,171        Whirlpool Corp.....................................................             183,125
        4,592        Whitman Corp.......................................................              94,710
        5,798        Woolworth Corp.....................................................              91,319
                                                                                                ------------
                                                                                                  19,079,865
                                                                                                ------------

                      See Notes to Financial Statements.

      -----------
        Galaxy       Large Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     ENERGY - 8.49%
        4,024        Amerada Hess Corp..................................................        $    195,667
       22,318        Amoco Corp.........................................................           1,431,142
        2,626        Ashland, Inc.......................................................              87,643
        6,713        Atlantic Richfield Co..............................................             720,808
        4,123        Baker Hughes, Inc..................................................              84,006
        6,572        Burlington Resources, Inc..........................................             254,665
       27,706        Chevron Corp.......................................................           1,347,204
        5,785        Dresser Industries, Inc............................................             138,117
          585        Eastern Enterprises................................................              18,793
       55,211        Exxon Corp. (C)....................................................           3,988,995
        4,114        Halliburton Co.....................................................             171,760
          792        Helmerich and Payne, Inc...........................................              22,275
        2,093        Kerr-McGee Corp....................................................             116,162
        1,514        Louisiana Land and Exploration Co..................................              53,936
        2,181        McDermott Int'l, Inc...............................................              43,075
       17,517        Mobil Corp.........................................................           1,745,131
       17,453        Occidental Petroleum Corp..........................................             383,966
        3,694        Oryx Energy Co.*...................................................              48,022
        2,062        Pennzoil Co........................................................              90,470
       11,059        Phillips Petroleum Co..............................................             359,418
          688        Rowan Cos., Inc.*..................................................               5,160
       23,733        Royal Dutch Petroleum Co., ADR.....................................           2,913,226
       10,711        Schlumberger, Ltd..................................................             698,893
        4,461        Sun Co., Inc.......................................................             114,871
       11,579        Texaco, Inc........................................................             748,293
       10,703        Unocal Corp........................................................             305,036
       11,719        USX-Marathon Group, Inc............................................             231,450
                                                                                                ------------
                                                                                                  16,318,184
                                                                                                ------------
                     CAPITAL GOODS - 6.92%
        2,174        Alco Standard Corp.................................................             184,247
        5,837        American Stores Co.................................................             165,625
        1,960        Andrew Corp.*......................................................             119,805
       14,510        Boeing Co..........................................................             990,308
        7,059        Browning-Ferris Industries, Inc....................................             214,417
        8,870        Caterpillar, Inc...................................................             504,481
          714        Cincinnati Milacron, Inc...........................................              22,491
        4,413        Cooper Industries, Inc.............................................             155,558
        2,505        Cummins Engine Co., Inc............................................              96,443
        3,803        Deere and Co.......................................................             309,469
        3,454        Dover Corp.........................................................             132,116
       10,563        Emerson Electric Co................................................             755,255
        3,371        Fleetwood Enterprises, Inc.........................................              66,999
        3,811        Fluor Corp.........................................................             213,416
        1,534        FMC Corp.*.........................................................             116,584
        1,535        Foster Wheeler Corp................................................              54,301

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     CAPITAL GOODS (CONTINUED)
        2,489        General Dynamics Corp..............................................        $    136,584
       74,945        General Electric Co. (C)...........................................           4,777,744
        3,247        Giddings and Lewis, Inc............................................              56,620
        2,303        Grainger, W.W., Inc................................................             139,044
          842        Harnischfeger Industries, Inc......................................              28,102
        5,120        Illinois Tool Works, Inc...........................................             301,440
        4,097        Ingersoll-Rand Co..................................................             153,638
        1,652        Johnson Controls, Inc..............................................             104,489
        5,031        McDonnell Douglas Corp.............................................             416,315
          901        Morrison Knudsen Corp..............................................               6,983
          129        Nacco Industries, Inc., Class A....................................               7,659
        4,197        Navistar International*............................................              50,364
        1,982        Northrop Grumman Corp..............................................             120,654
        2,270        Ogden Corp.........................................................              53,345
        1,974        PACCAR, Inc........................................................              92,285
        3,829        Parker-Hannifin Corp...............................................             145,502
        5,784        Raytheon Co........................................................             491,640
        9,280        Rockwell International Corp........................................             438,480
        3,828        Textron, Inc.......................................................             261,261
        1,015        Timken Co..........................................................              43,264
        2,937        TRW, Inc...........................................................             218,439
        5,463        United Technologies Corp...........................................             482,793
        1,337        Varity Corp.*......................................................              59,497
       21,431        WMX Technologies, Inc..............................................             610,784
          347        Zurn Industries, Inc...............................................               8,805
                                                                                                ------------
                                                                                                  13,307,246
                                                                                                ------------
                     BASIC MATERIALS - 6.12%
        4,928        Air Products and Chemicals, Inc....................................             256,872
       11,749        Alcan Aluminum, Ltd................................................             380,374
       12,462        Allied Signal, Inc.................................................             549,886
        7,965        Aluminum Co. of America............................................             421,149
        4,961        Armco, Inc.*.......................................................              32,247
        2,758        ASARCO, Inc........................................................              86,877
        2,581        Avery Dennison Corp................................................             108,402
          994        Ball Corp..........................................................              29,447
       13,384        Barrick Gold Corp..................................................             346,311
        2,192        Bemis Co...........................................................              60,554
        4,237        Bethlehem Steel Corp.*.............................................              59,848
        2,057        Boise Cascade Corp.................................................              83,051
        5,154        Champion International Corp........................................             277,672
        3,734        Crown Cork and Seal Co., Inc.*.....................................             144,693
          211        Crown Vantage, Inc.................................................               4,695
        3,882        Cyprus Amax Minerals Co............................................             109,181
       23,900        Du Pont, E.I., De Nemours and Co...................................           1,643,125
        3,335        Eastman Chemical Co................................................             213,440

                      See Notes to Financial Statements.

      -----------
        Galaxy       Large Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     BASIC MATERIALS (CONTINUED)
        6,298        Engelhard Corp.....................................................        $    159,812
        2,057        Federal Paper Board, Inc...........................................              78,937
          476        First Mississippi Corp.............................................              18,981
        3,834        Georgia-Pacific Corp...............................................             335,475
        3,935        Grace, W.R. and Co.................................................             262,661
        3,291        Great Lakes Chemical Corp..........................................             222,554
        5,901        Hercules, Inc......................................................             342,258
        6,114        Inco, Ltd..........................................................             209,405
        2,538        Inland Steel Industries, Inc.......................................              57,740
       10,678        International Paper Co.............................................             448,476
        2,113        James River Corp. of Virginia......................................              67,616
        4,934        Louisiana-Pacific Corp.............................................             119,033
        2,968        Mallinckrodt Group, Inc............................................             117,607
        2,229        Mead Corp..........................................................             130,675
        2,597        Millipore Corp.....................................................              97,388
        5,169        Monsanto Co........................................................             520,777
        6,552        Morton International, Inc..........................................             203,112
          462        Nalco Chemical Co..................................................              15,766
        3,769        Newmont Mining Corp................................................             160,183
        4,128        Nucor Corp.........................................................             184,728
        5,374        Pall Corp..........................................................             124,946
        2,763        Phelps Dodge Corp..................................................             173,033
       10,798        Placer Dome, Inc...................................................             283,448
          210        Potlatch Corp......................................................               8,584
        9,511        PPG Industries, Inc................................................             442,262
        6,040        Praxair, Inc.......................................................             161,570
        1,747        Raychem Corp.......................................................              78,615
        3,529        Reynolds Metals Co.................................................             203,800
        2,955        Rohm and Haas Co...................................................             178,408
        2,068        Sigma-Aldrich Corp.................................................             100,298
        4,614        Stone Container Corp...............................................              87,666
        2,411        Temple-Inland, Inc.................................................             128,386
          514        Trinova Corp.......................................................              17,348
        2,864        Union Camp Corp....................................................             165,038
        4,838        Union Carbide Corp.................................................             192,311
        2,875        USX-U.S. Steel Group, Inc..........................................              89,125
        2,752        Westvaco Corp......................................................             125,560
        8,682        Weyerhaeuser Co....................................................             396,116
        2,500        Willamette Industries, Inc.........................................             166,875
        4,317        Worthington Industries, Inc........................................              79,325
                                                                                                ------------
                                                                                                  11,763,722
                                                                                                ------------
                     TRANSPORTATION - 4.12%
        3,756        AMR Corp.*.........................................................             270,902
        6,560        Burlington Northern, Inc...........................................             475,624
       17,120        Chrysler Corp......................................................             907,360

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     TRANSPORTATION (CONTINUED)
        3,508        Conrail, Inc.......................................................        $    241,175
          844        Consolidated Freightways, Inc......................................              20,889
        4,583        CSX Corp...........................................................             385,545
        2,185        Delta Air Lines, Inc...............................................             151,311
        2,401        Ecolab, Inc........................................................              66,328
        2,505        Federal Express Corp.*.............................................             207,915
       46,021        Ford Motor Co......................................................           1,432,404
       32,885        General Motors Corp................................................           1,541,484
       11,276        Laidlaw, Inc., Class B.............................................              98,665
        9,600        Lockheed Martin Corp...............................................             644,400
        6,475        Norfolk Southern Corp..............................................             484,006
          947        Pittston Services Group............................................              25,687
        1,949        Roadway Services, Inc..............................................              96,963
        3,089        Ryder System, Inc..................................................              78,383
        5,596        Southwest Airlines Co..............................................             141,299
        9,167        Union Pacific Corp.................................................             607,314
        3,295        USAir Group, Inc.*.................................................              37,893
          207        Yellow Corp........................................................               2,846
                                                                                                ------------
                                                                                                   7,918,393
                                                                                                ------------
                     METALS AND MINING - 0.78%
        5,596        Echo Bay Mines, Ltd................................................              60,857
        8,984        Freeport-McMoran Copper, Class B*..................................             230,215
        6,530        Homestake Mining Co................................................             111,010
       18,354        Minnesota Mining and Manufacturing Co..............................           1,037,001
        4,632        Santa Fe Pacific Gold Corp.........................................              58,479
                                                                                                ------------
                                                                                                   1,497,562
                                                                                                ------------
                     TOTAL COMMON STOCKS................................................         188,449,938
                     (Cost $137,044,704)                                                        ------------


PREFERRED STOCK - 0.00%
           62        Teledyne, Inc., Class E............................................                 860
                                                                                                ------------
                     TOTAL PREFERRED STOCK..............................................                 860
                     (Cost $930)                                                                ------------


                      See Notes to Financial Statements.

      -----------
        Galaxy       Large Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
   PAR VALUE                                                                                      (NOTE 2)
   ---------                                                                                      --------
U.S. GOVERNMENT OBLIGATION - 0.21%
                     U.S. TREASURY BILL - 0.21% (A)
   $  400,000        5.51%, 12/14/95 (C)................................................        $    395,474
                                                                                                ------------
                     TOTAL U.S. GOVERNMENT OBLIGATION...................................             395,474
                     (Cost $395,474)                                                            ------------

 REPURCHASE AGREEMENT - 1.50%
    2,893,069        Chase Securities, Inc.
                     6.00%, 10/02/95, Dated 9/29/95
                     Repurchase Price $2,894,516
                     (Collateralized by U.S. Treasury Note
                     9.13%, Due 1999, Total Par $2,600,000,
                     Market Value $2,951,000)...........................................           2,893,069
                                                                                                ------------

                     TOTAL REPURCHASE AGREEMENT.........................................           2,893,069
                     (Cost $2,893,069)                                                          ------------

TOTAL INVESTMENTS - 99.73%..............................................................         191,739,341
(Cost $140,334,177)                                                                             ------------

NET OTHER ASSETS AND LIABILITIES - 0.27%................................................             510,186
                                                                                                ------------
NET ASSETS - 100.00%....................................................................        $192,249,527
                                                                                                ============

------------------------------

*     Non-income producing security.
ADR   American Depository Receipt
(A)   Annualized yields to maturity.
(B)   Affiliated issues:

                                                                       DIVIDEND
                                                        PROCEEDS        INCOME
SECURITY                                  COST         FROM SALES       EARNED
--------                              -----------      ----------      --------
Fleet Financial Group, Inc.           $   158,836             --       $  4,173
International Business
 Machines Corp.                       $ 2,329,458       $ 57,350       $ 12,348

(C) Security has been deposited as an initial margin on open futures contracts.

At September 30, 1995, the Fund's open futures contracts were as follows:

NUMBER OF
CONTRACTS                                               CURRENT
PURCHASED                               EXPIRATION      OPENING          MARKET
 (SOLD)           CONTRACT TYPE            DATE         POSITION         VALUE
---------      -------------------      ----------     ----------      ----------
   11          S&P 500 Stock Index        12/95        $3,139,810      $3,235,100

                      See Notes to Financial Statements.

      -----------
        Galaxy       Small Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
COMMON STOCKS - 95.31%
                     FINANCIAL - 20.61%
        6,600        Acordia, Inc.......................................................        $    181,500
       26,275        AFLAC, Inc.........................................................           1,090,413
        4,700        Alex Brown, Inc....................................................             274,363
        1,700        Alfa Corp..........................................................              20,825
          424        Alleghany Corp.*...................................................              72,504
       10,600        AMBAC, Inc.........................................................             466,400
        7,700        American Annuity Group, Inc........................................              84,700
        1,300        American Bankers Insurance Group...................................              48,425
        4,100        American Health Properties, Inc....................................              88,663
        2,600        American National Insurance Co.....................................             151,450
       10,200        American Re Corp...................................................             392,700
        6,600        AmeriCredit Corp.*.................................................              98,175
        5,500        Ampal-American Israel Corp., Class A*..............................              31,625
       11,750        AmSouth Bancorp....................................................             446,500
        2,400        AmVestors Financial Corp...........................................              27,600
       25,050        Aon Corp...........................................................           1,023,919
        6,000        Argonaut Group, Inc................................................             183,000
        9,150        Bancorp Hawaii, Inc................................................             308,813
        2,990        BancorpSouth, Inc..................................................             121,095
          500        Bank of Granite Corp...............................................              13,500
       12,400        Bank South Corp....................................................             348,750
        8,400        BanPonce Corp......................................................             325,500
        5,100        BayBanks, Inc......................................................             386,963
       37,561        Bear Stearns Cos., Inc.............................................             807,562
        4,400        Berkley (W.R.) Corp................................................             199,650
        5,200        Berkshire Realty Co................................................              51,350
          800        BHC Financial, Inc.................................................              12,900
       11,967        California Federal Bank............................................             188,480
       12,500        Capital One Financial Corp.........................................             367,188
          700        Capital Re Corp....................................................              21,000
        3,200        Capstead Mortgage Corp.............................................             102,000
        1,800        Cash America International, Inc....................................              12,375
          300        CCB Financial Corp.................................................              15,338
        4,500        Center Financial Corp..............................................              85,500
        8,300        Central Fidelity Banks, Inc........................................             269,750
        5,350        Charter One Financial, Inc.........................................             157,825
          472        Chemical Financial Corp............................................              17,936
       13,860        Cincinnati Financial Corp..........................................             753,638
          500        Citizens Bancorp...................................................              16,625
        1,321        Citizens, Inc., Class A*...........................................              10,979
        7,900        City National Corp.................................................             104,675
        1,000        CNA Financial Corp.*...............................................             106,000
        5,000        Coast Savings Financial, Inc.*.....................................             131,250
        4,100        Collective Bancorp, Inc............................................             106,088
          400        Columbia First Bank, Class A*......................................              24,100

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     FINANCIAL (CONTINUED)
       33,824        Comerica, Inc......................................................        $  1,230,277
        6,615        Commerce Bancshares, Inc...........................................             261,293
        6,900        Commercial Federal Corp.*..........................................             246,675
        9,050        Compass Bancshares, Inc............................................             282,813
        7,100        Conseco, Inc.......................................................             371,863
       22,477        Countrywide Credit Industries, Inc.................................             528,210
        2,400        Cousins Properties, Inc............................................              43,800
        3,900        Crawford & Co., Class B............................................              61,913
        9,500        Crestar Financial Corp.............................................             530,813
        9,300        CRI Liquidating, Inc., REIT........................................              33,713
       11,200        Criimi Mae, Inc....................................................              93,800
        2,062        CSF Holdings, Inc.*................................................              80,160
        2,000        Cullen/Frost Bankers, Inc..........................................              93,000
        4,600        CWM Mortgage Holdings, Inc.........................................              62,100
        5,200        Dauphin Deposit Corp...............................................             138,775
        1,600        Deposit Guaranty Corp..............................................              67,600
       32,818        Dime Bancorp, Inc.*................................................             385,612
        1,700        Downey Financial Corp..............................................              34,000
        1,000        Eaton Vance Corp...................................................              38,500
       13,483        Edwards (A.G.), Inc................................................             358,985
       17,300        Emphesys Financial Group, Inc......................................             642,263
        3,600        Enhance Financial Services Group, Inc..............................              73,800
       22,000        Equifax, Inc.......................................................             921,250
       19,000        Equitable Cos., Inc................................................             465,500
        6,300        Equitable of Iowa Cos..............................................             233,100
          211        Everen.............................................................               4,541
          307        F & M National Corp................................................               5,296
        6,700        Federal Realty Investment Trust....................................             156,613
       10,450        Fifth Third Bancorp................................................             599,569
        5,500        First American Corp................................................             237,188
          400        First American Financial Corp......................................               9,650
       29,433        First Bank System, Inc.............................................           1,416,392
        2,500        First Citizens Bancshares, Class A.................................             131,250
        4,700        First Colony Corp..................................................             126,900
        7,187        First Commerce Corp................................................             226,391
        1,260        First Commercial Corp..............................................              35,438
        1,200        First Empire State Corp............................................             228,000
        2,000        First Financial Bancorp............................................              69,000
        5,100        First Financial Corp...............................................             108,375
       16,350        First Financial Management Corp. (C)...............................           1,596,169
        4,500        First Hawaiian, Inc................................................             132,750
        1,909        First Michigan Bank Corp...........................................              50,111
        2,600        First National Bancorp.............................................              71,825
       16,665        First of America Bank Corp.........................................             716,595
       10,900        First Security Corp................................................             341,988
        8,250        First Tennessee National Corp......................................             457,875
        9,500        First USA, Inc.....................................................             515,375

                      See Notes to Financial Statements.

      -----------
        Galaxy       Small Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     FINANCIAL (CONTINUED)
       11,550        First Virginia Banks, Inc..........................................        $    476,438
       11,200        Firstar Corp.......................................................             415,800
        4,500        Firstbank Puerto Rico..............................................             101,250
        4,900        FirstFed Michigan Corp.............................................             172,113
        1,050        FirsTier Financial, Inc............................................              43,181
        2,000        Foothill Group, Inc., Class A......................................              59,750
        4,900        Foremost Corp. Of America..........................................             216,825
        6,700        Fourth Financial Corp..............................................             234,500
       10,400        Franklin Resources, Inc............................................             599,300
        2,970        Fremont General Corp...............................................              82,046
        4,200        Fund American Enterprises Holdings*................................             306,600
        1,275        Gainsco, Inc.......................................................              11,393
        3,700        Gallagher (Arthur J.) & Co.........................................             131,350
        9,200        GEICO Corp.........................................................             627,900
        8,468        Glendale Federal Savings Bank*.....................................             139,722
          800        Greater NY Savings Bank*...........................................               9,600
       10,200        Green Tree Financial Corp..........................................             622,200
          900        Hancock Holding Co.................................................              31,725
        2,520        Harleysville National Corp.........................................              68,985
        7,600        Health & Retirement Properties Trust...............................             118,750
        5,000        Health Care Property Investments, Inc..............................             169,375
       25,100        Hibernia Corp., Class A............................................             254,138
        1,000        Home Beneficial Corp., Class B.....................................              22,750
        1,200        Homeland Bankshares Corp...........................................              35,700
        7,400        Horace Mann Educators Corp.........................................             203,500
        4,800        Hartford Steam Boiler
                     Inspection & Insurance Co..........................................             232,200
       32,581        Huntington Bancshares, Inc.........................................             733,073
        3,800        Imperial Credit Industries, Inc.*..................................             107,825
        8,700        Integra Financial Corp.............................................             505,688
        5,300        John Alden Financial Corp..........................................             119,913
        3,600        John Nuveen Co., Class A...........................................              89,100
        9,400        Kansas City Southern Industries, Inc...............................             427,700
        6,600        Kemper Corp........................................................             318,450
        3,300        Keystone Financial, Inc............................................             105,600
        5,800        Labone, Inc........................................................              75,400
        5,250        Legg Mason, Inc....................................................             156,188
       21,300        Lehman Brothers Holdings, Inc......................................             492,563
        2,500        Leucadia National Corp.............................................             146,563
          300        Liberty Bancorp, Inc...............................................              11,025
        3,600        Liberty Corp.......................................................             117,000
        8,900        Life Partners Group, Inc...........................................             153,525
        1,900        Life Re Corp.......................................................              39,663
        2,600        Magna Bancorp, Inc.................................................              78,000
        5,200        Magna Group, Inc...................................................             126,100
          800        Mark Twain Bancshares, Inc.........................................              26,800

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     FINANCIAL (CONTINUED)
       19,260        Marshall & Ilsley Corp.............................................        $    483,908
        8,600        MBIA, Inc..........................................................             606,300
        2,700        M.D.C. Holdings, Inc...............................................              20,588
        8,100        Mercantile Bancorp, Inc............................................             362,475
        9,900        Mercantile Bankshares Corp.........................................             269,775
          700        Mercer International, Inc.*........................................              17,500
       18,666        Mercury Finance Co.................................................             454,984
        2,200        Mercury General Corp...............................................              83,875
       12,600        Meridian Bancorp, Inc..............................................             481,950
        1,800        Merry Land & Investment, Inc.......................................              38,025
       16,400        MGIC Investment Corp...............................................             938,900
        4,400        Michigan National Corp.............................................             477,950
        4,174        Mid-Am, Inc........................................................              68,871
        2,735        NBT Bancorp, Inc...................................................              45,128
        1,600        NAC Re Corp........................................................              58,000
        1,050        National Commerce Bancorp..........................................              25,725
          471        National Penn Bancshares, Inc......................................              12,729
        5,600        National Re Corp...................................................             198,100
        4,100        Nationwide Health Properties, Inc..................................             168,100
       11,500        New Plan Realty Trust..............................................             254,438
        2,300        North American Mortgage Co.........................................              59,800
        3,440        North Fork Bancorp., Inc...........................................              71,380
       14,750        Northern Trust Corp................................................             678,500
        8,000        Ohio Casualty Corp.................................................             286,000
       12,337        Old Kent Financial Corp............................................             470,348
        2,315        Old National Bancorp...............................................              79,868
       14,200        Old Republic International Corp....................................             410,025
        2,300        Omega Financial Corp...............................................              69,000
        2,600        ONBANCorp, Inc.....................................................              84,500
        5,156        Orion Capital Corp.................................................             228,798
       15,750        Paine Webber Group, Inc............................................             311,063
        1,100        PEC Israel Economic Corp.*.........................................              27,500
        1,500        PennCorp Financial Group, Inc......................................              35,813
        1,200        Peoples Bank Bridgeport............................................              25,800
        3,000        Peoples Heritage Financial Group, Inc..............................              54,750
        4,600        Phoenix Resource Cos., Inc.........................................             178,250
        3,600        Pikeville National Corp............................................              72,900
        1,200        Pioneer Group, Inc.................................................              32,850
        7,950        Poe & Brown, Inc...................................................             194,775
        4,860        Premier Bancorp, Inc.*.............................................             108,135
        3,300        Price (T. Rowe) & Associates, Inc..................................             169,125
       13,800        Progessive Corp. of Ohio...........................................             617,550
        3,600        Protective Life Corp...............................................             105,300
        2,100        Provident Bankshares Corp..........................................              63,000
        8,600        Provident Life & Accident Insurance Co.............................             233,275
        1,100        PXRE Corp..........................................................              29,975

                      See Notes to Financial Statements.

      -----------
        Galaxy       Small Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     FINANCIAL (CONTINUED)
        6,283        Quick & Reilly Group, Inc..........................................        $    288,233
        2,500        RCSB Financial, Inc................................................              60,313
       10,500        Regions Financial Corp.............................................             426,563
        4,729        Resource Bancshares Mortgage Group*................................              72,117
        3,900        Resource Mortgage Capital, Inc.....................................              78,975
       12,300        Riggs National Corp.*..............................................             158,363
       14,100        Rockefeller Center Properties, Inc.................................             102,225
        3,816        Roosevelt Financial Group, Inc.....................................              67,257
       13,800        Rouse Co...........................................................             301,875
        7,600        S & T Bancorp, Inc.................................................             190,000
       27,900        Schwab (Charles) Corp..............................................             781,200
          700        Seafield Capital Corp..............................................              26,075
        6,996        Security Capital Pacific Trust.....................................             132,924
        1,800        SFFed Corp.........................................................              54,338
       12,500        Signet Banking Corp................................................             328,125
       19,220        Southern National Corp.............................................             504,525
       16,250        SouthTrust Corp....................................................             408,281
        3,696        Sovereign Bancorp, Inc.............................................              39,501
        4,400        St. Paul Bancorp, Inc..............................................             117,150
        8,900        Standard Federal Bancorp., Inc.....................................             347,100
        6,500        Star Banc Corp.....................................................             347,750
       16,700        State Street Boston Corp...........................................             668,000
        1,800        Stewart Information Services Corp..................................              34,650
        9,600        Storage Equities, Inc..............................................             178,800
       22,600        Student Loan Marketing Association.................................           1,220,400
        8,030        Summit Bancorp.....................................................             223,836
        5,900        SunAmerica, Inc....................................................             370,963
          625        Susquehanna Bancshares, Inc........................................              17,344
       16,700        Synovus Financial Corp.............................................             436,288
        5,600        Taubman Centers, Inc...............................................              56,000
          600        TCF Financial Corp.................................................              34,950
          800        Trans Financial, Inc...............................................              14,200
        1,400        Transatlantic Holdings, Inc........................................              94,150
          400        Trenwick Group, Inc................................................              21,200
        6,000        Trust Co. of New Jersey............................................              87,000
        1,000        Trustmark Corp.....................................................              18,500
        8,500        20th Century Industries............................................             130,688
       14,300        UJB Financial Corp.................................................             457,600
        2,134        UMB Financial Corp.................................................              90,695
        7,387        Union Planters Corp................................................             219,763
        4,300        United Asset Management Corp.......................................             172,538
        2,600        United Bankshares, Inc.............................................              77,025
        1,800        United Carolina Bancshares.........................................              62,550
        1,650        United Cos. Financial Corp.........................................             112,613
        7,600        United Dominion Realty Trust.......................................             108,300
        7,200        United Insurance Cos., Inc.*.......................................             100,800
       12,000        Unitrin, Inc.......................................................             564,000

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     FINANCIAL (CONTINUED)
        4,300        Universal Health Realty Income Trust...............................        $     71,488
        2,000        UST Corp.*.........................................................              28,000
        9,413        Valley National Bancorp............................................             232,972
        2,100        Value Line, Inc....................................................              69,300
        2,900        Vornado Realty Trust...............................................             108,750
        9,355        Washington Federal, Inc............................................             222,181
       13,050        Washington Mutual, Inc.............................................             345,825
        6,200        Washington National Corp...........................................             154,225
        1,100        Washington Real Estate Investment Trust............................              16,775
        3,400        Weingarten Realty Investors........................................             120,275
        3,400        Wellsford Residential Property Trust...............................              72,675
        8,400        West One Bancorp...................................................             337,050
        2,300        White River Corp.*.................................................              85,963
        1,100        Whitney Holding Corp...............................................              34,650
       10,900        Wilmington Trust Corp..............................................             321,550
        1,100        Zenith National Insurance Co.......................................              26,675
        4,400        Zions Bancorp......................................................             269,500
                                                                                                ------------
                                                                                                  56,173,163
                                                                                                ------------
                     CONSUMER STAPLES - 17.19%
        7,300        AAR Corp...........................................................             133,225
        1,900        ADAC Laboratories..................................................              22,800
        5,800        Airgas, Inc.*......................................................             154,425
        3,600        Alliance Pharmaceutical Corp.*.....................................              43,425
        4,900        American Filtrona Corp.............................................             153,125
        1,000        American Medical Response, Inc.*...................................              28,375
        6,500        Amylin Pharmaceuticals, Inc. *.....................................              47,125
        4,000        AnnTaylor Stores, Inc.*............................................              70,500
        6,400        Aphton Corp.*......................................................              64,000
        2,400        Apogee Enterprises, Inc............................................              36,000
          450        Apple South, Inc...................................................              10,238
        2,900        Applebees International, Inc.......................................              79,025
       18,800        Applied Bioscience International, Inc.*............................             119,850
       10,940        Apria Healthcare Group, Inc.*......................................             270,765
        3,500        Athena Neurosciences, Inc.*........................................              41,781
        1,500        Aztar Corp.*.......................................................              12,563
        7,666        Ballard Medical Products...........................................             125,531
        3,800        Barr Laboratories, Inc.*...........................................              90,725
          314        Benson Eyecare Corp.*..............................................               3,101
        8,793        Bergen Brunswig Corp., Class A.....................................             187,950
        9,500        Best Buy Co., Inc.*................................................             249,375
        5,900        BIC Corp...........................................................             235,263
        1,300        Bindley Western Industries, Inc....................................              24,213
        7,100        Biogen, Inc.*......................................................             426,000
        1,400        Blair Corp.........................................................              47,600
        2,325        Block Drug, Inc., Class A..........................................              90,094
        4,500        Bolt, Beranek & Newman, Inc.*......................................             168,188

                      See Notes to Financial Statements.

      -----------
        Galaxy       Small Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     CONSUMER STAPLES (CONTINUED)
       13,900        Bon-Ton Stores, Inc.*..............................................        $    105,988
        3,400        Books-A-Million, Inc.*.............................................              59,925
        7,800        Borg-Warner Automotive, Inc........................................             249,600
       14,850        Brinker International, Inc.*.......................................             220,894
       19,700        Broadway Stores, Inc.*.............................................             147,750
        2,100        Brown (Tom), Inc.*.................................................              28,613
        6,600        Buffets, Inc.*.....................................................              82,500
        9,100        Burlington Industries, Inc.*.......................................             114,888
       12,450        CML Group, Inc.....................................................              87,150
        3,700        Caldor Corp.*......................................................              20,350
       12,600        Callaway Golf Co...................................................             195,300
       12,100        Caraustar Industries, Inc..........................................             242,000
        4,875        Cardinal Health, Inc...............................................             269,953
       24,300        Caremark International, Inc........................................             522,450
        6,400        Carter-Wallace, Inc................................................              80,000
        5,600        Cato Corp., Class A................................................              39,900
       16,300        Centocor, Inc.*....................................................             177,263
        2,400        Champion Enterprises, Inc.*........................................              47,700
        4,000        Charter Medical Corp.*.............................................              82,000
        6,450        Checkers Drive-In Restaurants, Inc.*...............................              12,497
        4,200        Chemed Corp........................................................             148,575
        9,400        Chiquita Brands International, Inc.................................             160,975
        8,400        Chiron Corp.*......................................................             760,200
        7,400        Chronimed, Inc.....................................................              96,200
        4,400        Church & Dwight Co., Inc...........................................              95,700
        4,300        Claire's Stores, Inc...............................................              88,150
          900        CLARCOR, Inc.......................................................              21,150
        5,200        Coca-Cola Bottling Co..............................................             183,300
       18,900        Coca-Cola Enterprises, Inc.........................................             465,413
        2,400        Coleman, Inc.*.....................................................              90,000
        2,561        Community Health Systems, Inc.*....................................             103,400
        4,033        Converse, Inc.*....................................................              23,190
        2,600        Cordis Corp.*......................................................             220,350
        4,200        Coventry Corp.*....................................................              82,950
       15,050        Cracker Barrel Old Country Store, Inc..............................             302,881
        4,900        Cross (A.T.) Co., Class A..........................................              82,688
        4,000        Cytogen Corp.*.....................................................              20,500
       11,000        Dean Foods Co......................................................             313,500
        1,200        Dekalb Genetics Corp., Class B.....................................              56,400
        1,300        Delchamps, Inc.....................................................              24,050
        5,700        Delta Woodside Industries, Inc.....................................              43,463
          500        Diagnostic Products Corp...........................................              19,250
        9,600        Dole Food, Inc.....................................................             332,400
       13,243        Dollar General Corp................................................             389,013
        8,600        Dress Barn, Inc.*..................................................              89,225
        5,100        Dreyer's Grand Ice Cream, Inc......................................             196,350
       24,800        Duracell International, Inc........................................           1,112,900

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     CONSUMER STAPLES (CONTINUED)
        4,700        Duty Free International, Inc.......................................        $     59,925
        4,100        Edison Brothers Stores, Inc........................................              23,575
       13,500        Egghead, Inc.*.....................................................             109,688
       10,200        Employee Benefit Plans, Inc.*......................................             196,350
       12,180        Enzo Biochem, Inc.*................................................             242,078
       10,200        Family Dollar Stores, Inc..........................................             193,800
       35,400        Federated Department Stores, Inc.*.................................           1,004,475
       10,028        FHP International Corp.*...........................................             241,926
          900        Fieldcrest Cannon, Inc.*...........................................              19,688
        4,200        First Brands Corp..................................................             189,000
        2,500        Flagstar Cos., Inc.*...............................................              13,125
       12,900        Foodmaker, Inc.*...................................................              74,175
       10,200        Forest Laboratories, Inc...........................................             453,900
       12,599        Foundation Health Corp.*...........................................             480,337
        4,800        Fred Meyer, Inc.*..................................................             117,600
        3,600        Fresenius USA, Inc.*...............................................              56,250
        7,600        Furon Co...........................................................             142,500
        3,150        G & K Services, Inc., Class A......................................              73,238
        5,500        Genesis Health Ventures, Inc.*.....................................             196,625
        7,700        Good Guys, Inc.*...................................................              87,588
       15,100        Griffon Corp.*.....................................................             130,238
        1,700        Guilford Mills, Inc................................................              41,225
        4,800        Gymboree Corp.*....................................................             144,600
        3,800        Haemonetics Corp.*.................................................              87,400
       10,600        Hancock Fabrics, Inc...............................................             106,000
        8,700        Hannaford Brothers Co..............................................             233,813
       17,700        Harte-Hanks Communications, Inc....................................             528,788
        9,550        Haverty Furniture Cos., Inc........................................             130,119
        6,200        HBO & Co...........................................................             387,500
        4,200        Health Care & Retirement Corp.*....................................             134,925
        3,400        Health Care, REIT..................................................              53,125
        6,975        Health Management Associates, Inc., Class A*.......................             224,072
       12,100        Health Systems International, Inc., Class A*.......................             364,513
       10,800        Healthsource, Inc.*................................................             519,750
        9,800        HEALTHSOUTH Rehabilitation Corp.*..................................             249,900
        9,580        Healthwise of America, Inc.*.......................................             268,240
        3,900        Heart Technology, Inc.*............................................             108,713
        1,900        Helene Curtis Industries, Inc......................................              57,238
        5,800        Herbalife International, Inc.......................................              56,550
        9,700        HFS, Inc...........................................................             508,038
        8,100        Hillenbrand Industries, Inc........................................             226,800
       11,956        Home Shopping Network, Inc.*.......................................             110,593
        4,400        Hometown Buffet, Inc.*.............................................              61,600
        4,922        Horizon Healthcare Corp.*..........................................             111,976
        8,900        Hormel Foods Corp..................................................             234,738
       25,300        Host Marriott Corp.*...............................................             313,088
        2,550        Hudson Foods, Inc., Class A........................................              35,381

                      See Notes to Financial Statements.

      -----------
        Galaxy       Small Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     CONSUMER STAPLES (CONTINUED)
       31,621        Humana, Inc.*......................................................        $    636,373
       14,000        IBP, Inc...........................................................             747,250
        9,127        ICN Pharmaceuticals, Inc...........................................             198,512
       11,000        ICOS Corp.*........................................................              75,625
        7,300        Immulogic Pharmaceutical Corp.*....................................              89,425
        3,300        Immunex Corp.*.....................................................              47,025
       12,100        Interco, Inc.*.....................................................              95,288
        7,000        International Dairy Queen, Inc., Class A*..........................             148,313
        4,850        International Multifoods Corp......................................             104,275
        9,800        Interneuron Pharmaceuticals, Inc.*.................................             112,700
        8,300        Interstate Bakeries Corp...........................................             175,338
        2,100        Invacare Corp......................................................             100,800
        5,500        Isomedix, Inc.*....................................................              80,438
       13,790        IVAX Corp..........................................................             415,424
        9,100        J & J Snack Foods Corp.*...........................................             106,925
          200        Jacobs Engineering Group, Inc.*....................................               4,975
        2,800        Jones Apparel Group, Inc.*.........................................              99,750
       11,900        Kaman Corp., Class A...............................................             141,313
        5,500        Kaydon Corp........................................................             162,250
        6,900        Kellwood Co........................................................             142,313
        8,900        Kohl's Corp........................................................             461,688
        6,300        Komag, Inc.*.......................................................             411,863
       10,800        La Quinta Inns, Inc................................................             302,400
        7,821        Lancaster Colony Corp..............................................             265,914
        2,500        Lance, Inc.........................................................              45,625
        5,500        Lechters, Inc.*....................................................              60,500
       21,800        Leggett & Platt, Inc...............................................             536,825
        7,200        Lennar Corp........................................................             156,600
          900        Life Technologies, Inc.............................................              23,850
        2,527        Ligand Pharmaceuticals, Class B*...................................              24,954
        2,600        Lincare Holdings, Inc.*............................................              66,950
        3,300        Lindsay Manufacturing Co.*.........................................             109,725
        6,600        Liposome, Inc.*....................................................             111,375
        4,400        Lone Star Steakhouse & Saloon, Inc.*...............................             180,400
        9,000        MacFrugals Bargains Closeouts*.....................................             141,750
       21,400        McCormick & Co., Inc...............................................             510,925
        4,200        Medicine Shoppe International, Inc.................................             185,850
        6,400        Medimmune, Inc.*...................................................              71,200
        7,200        Meditrust*.........................................................             249,300
        2,000        MGM Grand, Inc.*...................................................              51,000
       12,000        Michael Foods, Inc.................................................             160,500
        3,800        Michaels Stores, Inc.*.............................................              61,750
        8,000        Mid Atlantic Medical Services, Inc.*...............................             157,000
       12,450        Mirage Resorts, Inc.*..............................................             409,294
        4,050        Mohawk Industries, Inc.*...........................................              70,875
        8,700        Morrison Restaurants, Inc..........................................             168,563

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     CONSUMER STAPLES (CONTINUED)
        6,500        Multicare Cos., Inc.*..............................................        $    151,125
       29,700        Mylan Laboratories, Inc............................................             594,000
        1,700        National Presto Industries, Inc....................................              76,288
          600        Nautica Enterprises, Inc.*.........................................              20,550
        8,600        Neiman-Marcus Group, Inc...........................................             154,800
        6,000        Noven Pharmaceuticals, Inc.*.......................................              64,500
        1,400        Nu-kote Holding, Inc., Class A*....................................              30,450
        2,000        Oakwood Homes Corp.................................................              70,500
       18,486        Office Depot, Inc.*................................................             556,891
        1,564        Omega Healthcare Investors.........................................              41,837
        4,950        Outback Steakhouse, Inc.*..........................................             152,213
        3,450        Owens & Minor, Inc., Holding Co....................................              44,419
        9,800        Oxford Health Plans, Inc.*.........................................             712,950
        5,900        Oxford Industries, Inc.............................................             104,725
        5,950        Pacific Physician Services, Inc.*..................................             102,638
        4,100        PacifiCare Health Systems, Class B.................................             278,800
        3,900        Park-Ohio Industries, Inc.*........................................              56,550
          800        Penn Traffic Co.*..................................................              14,200
        4,600        Penwest, Ltd.......................................................             116,150
       10,300        Perrigo Co.*.......................................................             126,175
        3,000        Phillips-Van Heusen Corp...........................................              34,500
          900        PhyCor, Inc.*......................................................              30,825
        5,100        Physician Corp. of America*........................................              80,325
       10,920        Pier 1 Imports, Inc................................................             110,565
        7,100        Pope & Talbot, Inc.................................................             110,050
        7,600        Purepac, Inc.*.....................................................              63,650
        8,400        Pyxis Corp.*.......................................................             162,750
        4,000        Quantum Health Resources, Inc.*....................................              43,000
        3,800        Regis Corp.*.......................................................              81,700
        4,000        Renal Treatment Centers, Inc.*.....................................             148,000
       14,900        Revco D. S., Inc.*.................................................             350,150
        8,000        Richfood Holdings, Inc.............................................             201,500
       68,340        RJR Nabisco Holdings Corp. (C).....................................           2,212,508
        1,200        Roberts Pharmaceutical Corp.*......................................              28,200
        2,200        Rock Bottom Restaurants, Inc.*.....................................              35,750
          600        Ryland Group, Inc..................................................               9,300
       11,700        Sanderson Farms, Inc...............................................             141,863
       10,800        Savannah Foods Industries, Inc.....................................             147,150
        5,700        Scherer (R.P.) Corp.*..............................................             247,238
        6,500        Scios Nova, Inc.*..................................................              26,813
        2,700        Sequus Pharmaceuticals, Inc.*......................................              31,388
       28,950        Service Merchandise, Inc.*.........................................             206,269
        6,100        Shopko Stores, Inc.................................................              75,488
        2,900        Showboat, Inc......................................................              62,713
          500        Sierra Health Services, Inc.*......................................              12,500
        8,200        Sizzler International, Inc.........................................              45,100

                      See Notes to Financial Statements.

      -----------
        Galaxy       Small Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     CONSUMER STAPLES (CONTINUED)
        2,300        Smithfield Foods, Inc.*............................................        $     51,175
        5,300        Smucker (J.M.) Co., Class A........................................             110,638
        1,800        Sofamor/Danek Group, Inc.*.........................................              49,950
       25,500        Southland Corp.*...................................................              76,500
          600        Spiegel, Inc., Class A.............................................               6,525
        3,745        Standard Commercial Corp.*.........................................              44,940
        1,700        Standex International Corp.........................................              61,838
        4,300        Stanhome, Inc......................................................             136,525
       11,800        Starbucks Corp.*...................................................             448,400
        9,800        Steris Corp.*......................................................             412,825
       10,100        Stop & Shop Cos., Inc.*............................................             236,088
        4,695        Strawbridge & Clothier, Class A....................................              89,205
       10,600        Stryker Corp.......................................................             494,225
          700        Summit Care Corp.*.................................................              17,150
        4,100        Summit Technology, Inc.*...........................................             187,575
       18,700        Sunbeam Corp.......................................................             278,163
        5,100        Sunrise Medical, Inc.*.............................................             140,250
        1,900        Super Rite Corp.*..................................................              48,450
        7,200        Surgical Care Affiliates, Inc......................................             167,400
        9,400        Sybron International Corp.*........................................             378,350
       11,500        Tambrands, Inc.....................................................             504,563
       14,400        TCBY Enterprises, Inc..............................................              66,600
        7,150        Tecnol Medical Products, Inc.*.....................................             137,638
        5,600        Tejon Ranch Co.....................................................              87,500
        1,100        Theratech, Inc.*...................................................              18,975
          600        Thermo Cardiosystems, Inc.*........................................              29,025
        1,000        Thorn Apple Valley, Inc............................................              18,750
        3,000        Tiffany & Co.......................................................             125,625
        1,300        Timberland Co., Class A*...........................................              41,113
        9,000        Toll Brothers, Inc.*...............................................             169,875
        4,010        Tootsie Roll Industries............................................             158,896
       20,600        Topps, Inc.........................................................             133,900
        3,100        Triarc Cos., Inc.*.................................................              44,950
        5,600        Tyco Toys, Inc.*...................................................              29,400
       25,666        Tyson Foods, Inc., Class A.........................................             689,774
        6,600        U.S. Filter Corp.*.................................................             158,400
       16,675        Unifi, Inc.........................................................             408,538
        1,100        Unilab Corp.*......................................................               4,675
       10,300        Universal Corp.....................................................             231,750
        7,700        Universal Foods Corp...............................................             268,538
        7,000        Universal Health Services, Class B*................................             239,750
        1,600        Urban Outfitters, Inc.*............................................              40,800
          900        Valmont Industries, Inc............................................              21,825
       11,527        Value Health, Inc.*................................................             305,466
        3,726        Vencor, Inc.*......................................................             119,235
        8,000        Ventritex, Inc.*...................................................             172,000
        4,100        Venture Stores, Inc................................................              23,575

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     CONSUMER STAPLES (CONTINUED)
        6,600        Vicor Corp.*.......................................................        $    159,638
        1,400        VISX, Inc.*........................................................              31,784
        5,700        Vivra, Inc.*.......................................................             180,975
        6,400        Vons Cos., Inc.*...................................................             152,000
        6,900        Waban, Inc.*.......................................................             130,238
        8,600        Warnaco Group, Inc., Class A.......................................             206,400
        9,022        Watson Pharmaceuticals, Inc.*......................................             369,902
        2,800        WD-40 Co...........................................................             118,300
        1,400        Webb (Del E.) Corp.................................................              26,425
        3,900        Wellpoint Health Networks, Class A*................................             118,463
        3,100        Whole Foods Market, Inc.*..........................................              40,688
        4,050        Williams-Sonoma, Inc.*.............................................              84,038
        1,700        Windmere Corp......................................................              12,538
          600        WLR Foods, Inc.....................................................               8,100
          900        Wolverine World Wide, Inc..........................................              24,638
                                                                                                ------------
                                                                                                  46,850,401
                                                                                                ------------
                     TECHNOLOGY - 16.65%
       14,800        Acxiom Corp.*......................................................             418,100
       16,400        Adaptec, Inc.*.....................................................             676,500
       20,100        Adobe Systems, Inc.................................................           1,040,175
        7,000        Adtran, Inc.*......................................................             243,250
        2,100        Advanced Technology Laboratories, Inc.*............................              37,800
          600        Alantec Corp.*.....................................................              19,050
        1,050        Alliance Semiconductor Corp.*......................................              41,738
        3,600        America Online, Inc.*..............................................             247,500
       16,600        American Power Conversion Corp.*...................................             203,350
        3,000        Amphenol Corp., Class A*...........................................              64,875
       17,550        Analog Devices, Inc.*..............................................             607,669
        9,300        Analysts International Corp........................................             297,600
        2,800        Anixter International, Inc.........................................             115,850
        1,700        Antec Corp.*.......................................................              22,738
        1,500        Aquarion Co........................................................              36,375
       10,804        Arrow Electronics, Inc.*...........................................             587,468
          700        Ascend Communications, Inc.*.......................................              56,000
           25        Associated Group, Inc., Class A*...................................                 519
        8,386        AST Research, Inc.*................................................              83,860
       10,200        Atmel Corp.*.......................................................             344,250
        1,300        Augat, Inc.........................................................              24,538
        3,100        Aura Systems, Inc.*................................................              20,538
        2,000        Avid Technology, Inc.*.............................................              86,000
       10,300        Avnet, Inc.........................................................             531,738
        2,500        Banyan Systems, Inc.*..............................................              25,313
       22,017        Bay Networks, Inc.*................................................           1,175,157
        8,300        BE Aerospace, Inc.*................................................              69,513
        2,200        BHC Communications, Class A........................................             199,650
        4,100        BISYS Group, Inc.*.................................................             104,550

                      See Notes to Financial Statements.

      -----------
        Galaxy       Small Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     TECHNOLOGY (CONTINUED)
        3,600        Black Box Corp.*...................................................        $     66,600
        1,000        BMC Industries, Inc................................................              38,625
        8,600        BMC Software, Inc.*................................................             395,600
          300        Boole & Babbage, Inc.*.............................................               9,038
        7,210        Borland International, Inc.*.......................................             105,446
        3,000        Boston Technology, Inc.*...........................................              45,375
        6,400        Broderbund Software, Inc.*.........................................             487,200
        5,000        Brooktree Corp.*...................................................             100,000
        6,500        BW/IP, Inc.........................................................             116,188
        6,700        C-Cube Microsystems, Inc.*.........................................             306,525
        2,600        C-Tec Corp.*.......................................................              60,450
        9,900        Cadence Design Systems, Inc.*......................................             388,575
        7,100        Calgene, Inc.*.....................................................              47,925
        6,400        California Microwave, Inc.*........................................             161,600
        6,600        Cascade Communications Corp.*......................................             325,050
          400        Catalina Marketing Corp.*..........................................              24,800
        8,300        Catellus Development Corp.*........................................              52,913
        1,100        CDI Corp.*.........................................................              22,413
        7,100        Century Telephone Enterprises......................................             215,663
        2,400        Cerner Corp.*......................................................              82,200
        5,400        Cheyenne Software, Inc.*...........................................             108,000
        1,500        Chipcom Corp.*.....................................................              72,750
        7,700        Chips & Technologies, Inc.*........................................             103,950
       13,900        Cirrus Logic, Inc.*................................................             795,775
        1,300        Coherent, Inc.*....................................................              47,450
        2,400        Comdata Holdings Corp.*............................................              58,500
          600        CommNet Cellular, Inc.*............................................              17,400
        2,000        Computer Network Technology Corp.*.................................              14,000
        5,000        Compuware Corp.*...................................................             110,000
        4,300        Comverse Technology, Inc.*.........................................              93,525
       11,500        Conner Peripherals, Inc.*..........................................             191,188
        3,100        Continuum, Inc.*...................................................             118,963
        1,900        Control Data Systems, Inc.*........................................              23,038
        8,900        CopyTele, Inc.*....................................................              67,863
        9,150        Credence Systems Corp.*............................................             331,688
       10,700        Cypress Semiconductor Corp.*.......................................             413,288
        2,400        Cyrix Corp.*.......................................................              91,500
       11,900        Dallas Semiconductor Corp..........................................             243,950
        3,700        Datascope Corp.*...................................................              76,775
        8,100        Dell Computer Corp.*...............................................             688,500
          700        Devon Group, Inc.*.................................................              30,275
        1,500        Dial Page, Inc.*...................................................              26,625
          300        Dialogic Corp.*....................................................               7,425
        1,800        DSP Group, Inc.*...................................................              31,950
        4,400        Dynatech Corp.*....................................................              69,300
       23,300        EMC Corp.*.........................................................             422,313
        3,300        Ennis Business Forms...............................................              45,788

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     TECHNOLOGY (CONTINUED)
        5,500        Evans & Sutherland Computer Corp.*.................................        $    103,125
        4,800        Exabyte Corp.*.....................................................              64,800
          700        Exide Electronics Group, Inc.*.....................................              13,125
        7,600        Fair Issac & Co., Inc..............................................             220,400
       10,866        Federal Signal Corp................................................             241,769
        1,700        FileNet Corp.*.....................................................              75,225
        5,500        Firstmerit Corp....................................................             137,500
        9,900        Fiserv, Inc.*......................................................             285,863
        4,300        Franklin Electric, Inc.............................................             138,675
        1,400        Fusion Systems Corp.*..............................................              40,950
        2,400        General Datacomm Industries, Inc.*.................................              35,400
       21,200        General Instrument Corp.*..........................................             636,000
        1,700        Gerber Scientific, Inc.............................................              30,388
        1,500        Gupta Corp.*.......................................................              13,313
        1,680        Harman International Industries, Inc...............................              82,320
        2,400        Heartland Wireless Communications, Inc.*...........................              61,800
        2,700        Hunt Manufacturing Co..............................................              41,850
       13,200        IDEXX Laboratories, Inc.*..........................................             491,700
        4,700        Information Resources, Inc.*.......................................              62,863
       31,000        Informix Corp.*....................................................           1,007,500
        9,200        Input/Output, Inc.*................................................             353,050
        3,800        Insituform Technologies, Inc., Class A*............................              53,200
       25,400        Integrated Device Technology, Inc.*................................             635,000
        9,200        Integrated Silicon Systems, Inc.*..................................             276,000
        8,000        Interdigital Communications Corp.*.................................              65,500
        9,300        Interface, Inc.....................................................             159,263
        3,800        Intervoice, Inc.*..................................................              86,925
        7,866        Intl Cabletel, Inc.*...............................................             220,248
        3,800        Intl Rectifier Corp.*..............................................             152,950
       14,900        Intl Technology Corp.*.............................................              50,288
       10,600        Kenetech Corp.*....................................................              60,950
        4,400        Kimball International, Inc., Class B...............................             123,200
        8,000        KLA Instruments Corp.*.............................................             642,000
        4,100        Lam Research Corp.*................................................             244,975
        1,300        Landmark Graphics Corp.*...........................................              36,644
        2,900        Landstar Systems, Inc.*............................................              69,963
        9,600        Lattice Semiconductor Corp.*.......................................             390,000
        8,150        LEGENT Corp.*......................................................             385,088
       16,000        Linear Technology Corp.............................................             664,000
       23,800        LSI Logic Corp.*...................................................           1,374,450
       10,000        MacNeal-Schwendler Corp............................................             170,000
          300        Macromedia, Inc.*..................................................              17,138
        7,900        Magnetek, Inc.*....................................................              97,763
        4,299        Mark IV Industries, Inc............................................              95,653
        1,400        Marquette Electronics, Class A*....................................              23,450
        4,000        Marshall Industries, Inc.*.........................................             151,000
        1,500        Material Sciences Corp.*...........................................              26,438

                      See Notes to Financial Statements.

      -----------
        Galaxy       Small Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     TECHNOLOGY (CONTINUED)
        9,200        Maxim Integrated Products, Inc.*...................................        $    680,800
          500        McWhorter Technologies, Inc.*......................................               7,688
        5,900        Measurex Corp......................................................             202,075
        3,200        MediSense, Inc.*...................................................              77,200
       10,400        Merisel, Inc.*.....................................................              62,400
        3,900        Metricom, Inc.*....................................................              87,750
          500        Micro Linear Corp.*................................................               7,813
        1,200        MicroAge, Inc.*....................................................              13,350
        5,250        Microchip Technology, Inc.*........................................             198,844
        6,100        Microtouch Systems, Inc.*..........................................             103,700
        9,500        Mobile Telecommunications
                        Technologies Corp.*.............................................             293,313
       17,109        Molex, Inc.........................................................             620,192
        3,900        MTS Systems Corp...................................................             110,175
        3,600        Nashua Corp........................................................              55,350
        8,828        Nellcor, Inc.*.....................................................             439,193
       15,000        NetManage, Inc.*...................................................             356,250
        5,800        Network General Corp.*.............................................             239,250
        6,900        New England Business Service, Inc..................................             142,313
       15,000        New World Communications Group, Inc.*..............................             309,375
        4,500        Novellus Systems, Inc.*............................................             315,000
        3,600        Oak Industries, Inc.*..............................................             108,450
        5,300        Octel Communications Corp.*........................................             184,838
        1,300        Optical Imaging Systems, Inc.*.....................................               5,363
          800        Optical Data Systems, Inc.*........................................              31,200
        1,350        Osmonics, Inc.*....................................................              23,794
        1,200        Pacific Scientific Co..............................................              28,950
       10,800        Parametric Technology Corp.*.......................................             664,200
        1,171        Paxar Corp.*.......................................................              16,101
        9,450        Paychex, Inc.......................................................             437,063
       16,650        Pioneer Standard Electronics, Inc..................................             291,375
        2,900        Policy Management Systems Corp.*...................................             148,625
        7,350        Premier Industrial Corp............................................             183,750
        1,200        Progress Software Corp.*...........................................              80,400
        5,300        Protein Design Laboratories, Inc.*.................................             105,338
       11,950        Quantum Corp.*.....................................................             261,406
        9,100        Recognition International, Inc.*...................................             112,613
       12,400        Reynolds & Reynolds Co., Class A...................................             426,250
        9,200        Robotic Vision Systems, Inc.*......................................             213,900
        5,000        Sanmina Corp.*.....................................................             238,750
        6,500        SCI Systems, Inc.*.................................................             224,250
       19,000        Seagate Technology, Inc.*..........................................             800,375
       12,300        Sensormatic Electronics Corp.......................................             282,900
        7,200        Sierra On-Line, Inc.*..............................................             282,600
        4,900        Softdesk, Inc.*....................................................             123,725
        2,100        Spacelabs Medical, Inc.*...........................................              59,325
        7,600        Standard Microsystems Corp.*.......................................             131,100

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     TECHNOLOGY (CONTINUED)
        7,500        Standard Register Co...............................................        $    161,250
        7,746        Sterling Software, Inc.*...........................................             352,443
       13,028        Storage Technology Corp.*..........................................             319,186
        4,500        StrataCom, Inc.*...................................................             248,625
        4,400        Stratus Computer, Inc.*............................................             115,500
        8,600        Structural Dynamics Research Corp.*................................             159,638
       10,000        SunGard Data Systems, Inc.*........................................             292,500
        5,600        Sybase, Inc.*......................................................             179,900
        5,800        Symantec Corp.*....................................................             174,000
        2,400        Symmetricom, Inc.*.................................................              54,000
        4,000        Synopsys, Inc.*....................................................             123,000
        2,400        Syratech Corp.*....................................................              49,200
        7,950        System Software Associates, Inc....................................             318,994
          700        Systems & Computer Technology Corp.*...............................              18,900
        7,800        Tech Data Corp.*...................................................             110,175
       19,200        Teradyne, Inc.*....................................................             691,200
          700        The Learning Co.*..................................................              42,350
       44,400        3Com Corp.* (C)....................................................           2,020,200
        4,600        3D Systems Corp.*..................................................              77,050
       15,600        3DO Co.*...........................................................             185,250
        6,800        Total System Services, Inc.........................................             145,350
        6,600        Tseng Laboratories, Inc............................................              56,925
        2,100        U.S. Long Distance Corp.*..........................................              31,631
        2,000        U.S. Robotics Corp.................................................             170,500
        9,500        Unitrode Corp.*....................................................             276,688
        6,150        Vanguard Cellular Systems, Class A*................................             157,594
        4,800        VeriFone, Inc.*....................................................             133,800
        3,200        Viewlogic Systems, Inc.*...........................................              44,800
        8,600        Viking Office Products, Inc.*......................................             359,050
        5,732        Vishay Intertechnology, Inc.*......................................             240,744
        7,900        VLSI Technology, Inc.*.............................................             270,575
        9,400        Wallace Computer Services, Inc.....................................             535,800
          700        Westcott Communications, Inc.*.....................................              10,588
        8,800        Western Digital Corp.*.............................................             139,700
       23,600        Wheelabrator Technologies, Inc.....................................             351,050
        1,500        WMS Industries, Inc.*..............................................              31,688
        6,500        Wyle Electronics...................................................             291,688
       18,300        Xilinx, Inc.*......................................................             880,688
        5,300        Young Broadcasting Corp., Class A*.................................             165,625
       11,200        Zero Corp..........................................................             182,000
        6,600        Zilog, Inc.*.......................................................             274,725
                                                                                                ------------
                                                                                                  45,378,573
                                                                                                ------------
                     UTILITIES - 11.72%
       33,400        Allegheny Power Systems, Inc.......................................             851,700
        6,700        American Water Works, Inc..........................................             205,188
        1,400        Arch Communications Group, Inc.*...................................              36,750

                      See Notes to Financial Statements.

      -----------
        Galaxy       Small Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     UTILITIES (CONTINUED)
          600        Aspect Telecommunications Corp.*...................................        $     16,200
        5,300        Atlanta Gas Light Co...............................................             204,713
       14,900        Atlantic Energy, Inc...............................................             294,275
       15,200        Boston Edison Co...................................................             418,000
        9,750        Brooklyn Union Gas Co..............................................             240,094
          700        California Water Service Co........................................              23,013
        3,500        CellPro, Inc.*.....................................................              47,250
        1,900        Cellular Communications International, Inc.*.......................              71,250
          600        Cellular Communications
                     of Puerto Rico, Inc.*..............................................              18,300
       38,900        Centerior Energy Corp..............................................             423,038
        4,600        Central Louisiana Electric.........................................             117,875
        9,500        Central Maine Power Co.............................................             124,688
        2,700        CILCORP, Inc.......................................................             102,600
       18,100        Cincinnati Bell, Inc...............................................             488,700
        9,900        CIPSCO, Inc........................................................             340,313
        8,385        Citizens Utilities Co., Class B*...................................              92,236
       23,000        CMS Energy Corp....................................................             603,750
       13,124        Comsat Corp........................................................             295,290
       14,600        Delmarva Power & Light Co..........................................             333,975
       29,050        DPL, Inc...........................................................             671,781
       22,950        DQE, Inc...........................................................             608,175
        3,150        E'town Corp........................................................              84,656
        3,300        Eastern Utilities Associates.......................................              80,025
        4,800        Embrace Systems Corp. (B)..........................................                   0
        7,200        Equitable Resources, Inc...........................................             212,400
       25,000        Florida Progress Corp..............................................             809,375
       27,400        Frontier Corp......................................................             729,525
        9,500        Geotek Communications, Inc.*.......................................              86,688
        6,300        Glenayre Technologies, Inc.*.......................................             453,600
        5,300        Hawaiian Electric Industries.......................................             201,400
       12,600        Idaho Power Co.....................................................             349,650
        7,800        IES Industries, Inc................................................             207,675
       24,100        Illinova Corp......................................................             653,713
       10,300        IPALCO Enterprises, Inc............................................             369,513
       17,700        Kansas City Power & Light..........................................             418,163
       11,700        KU Energy Corp.....................................................             339,300
        9,200        LG&E Energy Corp...................................................             369,150
        3,450        LIN Television Corp.*..............................................             106,950
        3,600        Lincoln Telecommunications.........................................              67,500
       28,800        Long Island Lighting...............................................             496,800
        8,300        MAPCO, Inc.........................................................             427,450
       18,800        MCN Corp...........................................................             371,300
        1,300        MFS Communications Co., Inc.*......................................              56,875
       23,114        MidAmerican Energy Co..............................................             355,378
        7,800        Minnesota Power & Light Co.........................................             217,425
       14,900        Montana Power Co...................................................             344,563

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     UTILITIES (CONTINUED)
        6,800        National Fuel Gas Co...............................................        $    195,500
       10,800        Nevada Power Co....................................................             240,300
       15,500        New England Electric System........................................             573,500
       19,800        New York State Electric & Gas......................................             519,750
       17,500        NEXTEL Communications, Inc., Class A*..............................             295,313
       14,900        NIPSCO Industries, Inc.............................................             519,638
        1,200        North Carolina Natural Gas.........................................              26,700
       35,200        Northeast Utilities................................................             858,000
        1,200        Northwest Natural Gas Co...........................................              37,200
        1,800        Northwestern Public Service Co.....................................              45,900
        3,800        NUI Corp...........................................................              63,175
       11,000        Oklahoma Gas & Electric............................................             413,875
        3,300        Orange & Rockland Utilities........................................             117,563
        2,500        Otter Tail Power Co................................................              85,625
       39,500        P P & L Resources, Inc.............................................             923,313
        5,450        Paging Network, Inc.*..............................................             261,600
          600        Pennsylvania Enterprises, Inc......................................              20,700
          900        People's Choice TV Corp.*..........................................              22,050
        2,600        PictureTel Corp.*..................................................             117,650
        5,544        Piedmont Natural Gas Co............................................             110,880
       21,300        Pinnacle West Capital Corp.........................................             559,125
       12,800        Portland General Corp..............................................             328,000
       30,400        Potomac Electric Power Co..........................................             737,200
       14,600        Public Service Co. of Colorado.....................................             500,050
       11,000        Public Service Co. of New Mexico*..................................             180,125
        6,450        Public Service Co. of North Carolina...............................             104,006
       16,500        Puget Sound Power & Light..........................................             383,625
       14,400        Rochester Gas & Electric...........................................             340,200
       30,300        San Diego Gas & Electric...........................................             700,688
       24,600        SCANA Corp.........................................................             590,400
        2,400        Scripps (E.W.) Co., Class A........................................              83,100
        7,400        Sierra Pacific Resources...........................................             169,275
       17,700        Southern New England Telecommunication.............................             626,138
       11,700        Southwest Gas Corp.................................................             182,813
        3,500        Southwestern Energy Co.............................................              47,688
       12,500        Southwestern Public Service Co.....................................             407,813
        8,300        Symbol Technologies, Inc.*.........................................             274,938
        5,300        TCA Cable Tv, Inc..................................................             152,375
       31,700        TECO Energy, Inc...................................................             740,988
        8,100        Telephone & Data Systems, Inc......................................             340,200
       32,200        Tucson Electric Power Co.*.........................................             100,625
       18,200        Turner Broadcasting System, Class B................................             500,500
        9,400        UGI Corp...........................................................             193,875
        5,400        United Cities Gas Co...............................................              89,100
        6,600        United Water Resources, Inc........................................              84,150
        8,400        U.S. Cellular Corp.*...............................................             306,600
       11,100        UtiliCorp United, Inc..............................................             312,188

                      See Notes to Financial Statements.

      -----------
        Galaxy       Small Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     UTILITIES (CONTINUED)
       12,400        Valero Energy Corp.................................................        $    297,600
        5,700        Washington Energy Co...............................................              97,613
        8,600        Washington Gas Light Co............................................             170,925
       11,500        Washington Water Power.............................................             185,438
        4,000        Western Gas Resources, Inc.........................................              67,000
       17,024        Western Resources, Inc.............................................             555,408
        1,500        Western Waste Industries*..........................................              30,000
       24,750        Wisconsin Energy Corp..............................................             699,188
       18,014        Worldcom, Inc.*....................................................             578,700
        6,100        WPL Holdings, Inc..................................................             178,425
        5,700        WPS Resources Corp.................................................             173,138
                                                                                                ------------
                                                                                                  31,955,680
                                                                                                ------------
                     CONSUMER CYCLICAL - 10.06%
        7,750        Acclaim Entertainment, Inc.*.......................................             199,563
       13,750        Advanta Corp., Class A.............................................             618,750
        6,500        ADVO, Inc..........................................................             154,375
       11,146        AES Corp.*.........................................................             211,774
          700        Alexander's, Inc.*.................................................              42,175
        1,700        Allen Group, Inc...................................................              61,625
        5,250        American Business Information, Inc.*...............................             106,313
        3,200        American Classic Voyages Co........................................              32,800
        5,100        American Media, Inc., Class A......................................              29,325
        2,400        Ameristar Casinos, Inc.*...........................................              15,600
        2,200        Ameron, Inc........................................................              80,025
          600        Arbor Drugs, Inc...................................................              11,250
        4,500        Arctco, Inc........................................................              57,375
        4,000        Argosy Gaming Corp.*...............................................              48,000
        2,000        Arvin Industries, Inc..............................................              42,750
        6,200        Autotote Corp., Class A*...........................................              27,125
       28,000        AutoZone, Inc.*....................................................             714,000
        2,700        Baker (J.), Inc....................................................              21,938
        5,300        Bandag, Inc........................................................             280,238
        4,350        Banta Corp.........................................................             184,875
        7,400        Belo (A.H.) Corp., Class A.........................................             254,375
       12,066        Bob Evans Farms, Inc...............................................             232,271
       13,937        Bombay Co., Inc.*..................................................             113,238
       17,700        Boyd Gaming Corp.*.................................................             263,288
        6,200        Breed Technologies, Inc............................................             123,225
        2,300        Burlington Coat Factory Warehouse Corp.*...........................              30,475
        8,850        Butler Manufacturing Co............................................             247,800
        1,800        Cablevision Systems Corp., Class A*................................             107,325
        5,200        Carlisle Cos., Inc.................................................             216,450
        3,300        Carson, Pirie, Scott & Co.*........................................              62,700
        5,000        Casey's General Stores, Inc........................................             113,125
        1,200        Casino America, Inc.*..............................................              11,250

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     CONSUMER CYCLICAL (CONTINUED
        3,100        Casino Magic Corp.*................................................        $     16,856
        2,200        CCH, Inc., Class A.................................................              53,075
        4,300        CellStar Corp.*....................................................             134,375
        2,800        Central Newspapers, Inc., Class A..................................              85,400
       15,093        Century Communications Corp., Class A*.............................             152,817
        4,345        Chris-Craft Industries, Inc.*......................................             189,008
        3,100        Chromcraft Revington, Inc.*........................................              75,950
       12,250        Circus Circus Enterprises, Inc.*...................................             343,000
       12,108        Clayton Homes, Inc.................................................             287,565
          800        Clear Channel Communications, Inc.*................................              60,600
        6,320        Comdisco, Inc......................................................             188,020
        4,800        Compression Laboratories, Inc.*....................................              37,800
        3,400        CompUSA, Inc.*.....................................................             146,200
       11,000        Consolidated Stores Corp.*.........................................             254,375
        5,100        CPI Corp...........................................................             112,838
        6,400        Crown Crafts, Inc..................................................              83,200
        9,800        Danaher Corp.......................................................             320,950
        5,300        Discovery Zone, Inc.*..............................................              29,647
        4,800        Donaldson, Inc.....................................................             118,200
        2,300        Eagle Hardware & Garden, Inc.*.....................................              21,563
        1,000        Exide Corp.........................................................              50,000
          900        Express Scripts, Inc., Class A*....................................              39,600
        2,645        Fedders Corp.*.....................................................              17,523
          661        Fedders Corp., Class A*............................................               3,222
        3,400        Fibreboard Corp.*..................................................              87,975
        1,900        Fisher Scientific International, Inc...............................              61,513
       10,900        Flowers Industries, Inc............................................             224,813
      105,400        Food Lion, Inc., Class B...........................................             638,988
        1,100        Franklin Quest Co.*................................................              26,950
       12,400        Friedman's, Inc., Class A*.........................................             269,700
        5,400        Gartner Group, Inc., Class A*......................................             176,850
       10,500        Gaylord Entertainment Co., Class A.................................             284,813
        9,900        GenCorp, Inc.......................................................             105,188
       55,600        General Motors Corp., Class E (C)..................................           2,529,800
       18,000        General Motors Corp., Class H......................................             738,000
        5,700        Gibson Greetings, Inc..............................................              81,225
        5,250        Goody's Family Clothing, Inc.......................................              73,500
        3,410        Grand Casinos, Inc.*...............................................             138,531
          600        Grey Advertising, Inc..............................................             118,200
        8,200        GTECH Holdings Corp.*..............................................             247,025
        5,700        Hanover Direct, Inc.*..............................................              11,044
       21,200        Harley-Davidson, Inc...............................................             516,750
        9,990        Healthcare Compare Corp.*..........................................             387,113
       14,800        Hechinger Co., Class A.............................................              66,600
       12,600        Heilig-Meyers Co...................................................             292,950
        3,300        Hollywood Park, Inc.*..............................................              40,425
        3,800        Houghton Mifflin Co................................................             176,700
        1,200        Hovnanian Enterprises Inc., Class A*...............................               8,850

                      See Notes to Financial Statements.

      -----------
        Galaxy       Small Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     CONSUMER CYCLICAL (CONTINUED)
        6,900        Huffy Corp.........................................................        $     78,488
        1,800        In Focus Systems, Inc.*............................................              44,325
       12,900        Infinity Broadcasting Corp., Class A*..............................             422,475
        1,900        Integrated Health Services, Inc....................................              53,675
        9,300        Intelligent Electronics, Inc.......................................              79,050
        4,400        Juno Lighting, Inc.................................................              67,100
        7,750        Kelly Services, Inc., Class A......................................             207,313
        3,000        Kinder Care Learning Centers*......................................              40,500
       19,800        Kinetic Concepts, Inc..............................................             230,175
        3,900        La-Z-Boy Chair Co..................................................             116,513
        5,300        Lafarge Corp.......................................................              97,388
       18,100        Lear Seating Corp.*................................................             531,688
        5,400        Lee Enterprises, Inc...............................................             234,225
        6,900        LIN Broadcasting Corp.*............................................             892,688
       20,900        Manpower, Inc......................................................             606,100
        7,526        Marvel Entertainment Group, Inc.*..................................             116,653
        2,683        Maybelline, Inc....................................................              63,721
        4,400        Medaphis Corp.*....................................................             123,200
        1,800        Medusa Corp........................................................              50,850
        1,150        Men's Wearhouse, Inc.*.............................................              41,400
        7,300        Miller (Herman), Inc...............................................             198,925
        5,000        Modine Manufacturing Co............................................             142,500
       10,700        Multimedia, Inc.*..................................................             465,450
       10,000        Musicland Stores Corp.*............................................              85,000
       10,793        Myers Industries, Inc..............................................             164,593
        1,900        National Auto Credit, Inc.*........................................              36,575
        6,500        National Computer Systems, Inc.....................................             139,750
       14,340        NovaCare, Inc.*....................................................             107,550
        7,237        Olsten Corp........................................................             281,338
        7,800        Omnicom Group, Inc.................................................             508,950
       10,720        OrNda Healthcorp*..................................................             227,800
        1,800        Oshkosh Truck Corp., Class B.......................................              27,450
        7,600        Payless Cashways, Inc.*............................................              40,850
        7,050        PETsMART, Inc.*....................................................             237,938
        1,300        Pharmaceutical Marketing Services, Inc*............................              14,950
        3,700        PHH Corp...........................................................             166,500
        4,300        Pinkertons, Inc.*..................................................              86,000
        1,500        Playboy Enterprises Inc., Class B*.................................              12,563
        6,900        Players International, Inc.*.......................................              99,188
        3,900        President Riverboat Casinos, Inc.*.................................              15,600
        4,100        Primadonna Resorts, Inc.*..........................................              62,525
        9,800        QUALCOMM, Inc.*....................................................             449,575
        2,700        REN Corp-USA*......................................................              53,663
        1,400        Republic Gypsum Co.................................................              16,625
        6,300        Rio Hotel & Casino, Inc.*..........................................              81,900
        1,600        Robert Half International, Inc.*...................................              54,600
        5,850        Rollins, Inc.......................................................             143,325

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     CONSUMER CYCLICAL (CONTINUED)
        6,600        Ross Stores, Inc...................................................        $    103,950
        7,000        Ruddick Corp.......................................................             189,000
       15,900        Safeway, Inc.*.....................................................             663,825
        2,800        Scholastic Corp.*..................................................             175,700
        8,562        Schulman (A.), Inc.................................................             214,050
       19,200        Shaw Industries, Inc...............................................             283,200
        1,000        Smith (A.O.) Corp..................................................              25,875
        8,600        Smith's Food & Drug Centers, Inc., Class B.........................             174,150
        4,900        Sodak Gaming, Inc.*................................................             101,675
        3,400        Sotheby's Holdings, Inc., Class A..................................              47,600
        7,700        Southdown, Inc.*...................................................             135,713
        7,350        Spartan Motors, Inc................................................              79,013
        5,700        Spelling Entertainment Group, Inc.*................................              75,525
        2,800        Standard-Pacific Corp..............................................              19,600
       12,825        Staples, Inc.*.....................................................             362,306
        5,850        Stewart Enterprises, Inc., Class A.................................             212,063
       11,756        Sun Healthcare Group, Inc.*........................................             151,359
        2,800        Sun Television & Appliances, Inc...................................              17,150
        4,600        Superior Industries International, Inc.............................             123,625
        8,400        TBC Corp.*.........................................................              80,850
          500        Today's Man, Inc.*.................................................               4,625
        2,500        U S Home Corp.*....................................................              62,500
        9,900        USG Corp.*.........................................................             277,200
        2,400        Walbro Corp........................................................              48,000
        1,600        Washington Post Co., Class B.......................................             497,600
        4,600        Weis Markets, Inc..................................................             127,650
        7,500        Western Publishing Group, Inc.*....................................              95,625
       10,600        Westwood One, Inc.*................................................             190,800
        3,500        Winnebago Industries, Inc..........................................              28,000
                                                                                                ------------
                                                                                                  27,428,124
                                                                                                ------------
                     BASIC MATERIALS - 5.49%
        4,200        Acme Metals, Inc.*.................................................              72,450
        3,600        Actel Corp.*.......................................................              63,450
        8,100        Allegheny Ludlum Corp..............................................             165,038
          300        Alpharma, Inc......................................................               7,013
        1,900        Amcol International Corp...........................................              33,013
          800        Armor All Products Corp............................................              13,700
          300        Ashland Coal, Inc..................................................               9,038
          700        Astec Industries, Inc.*............................................               7,875
        8,200        Betz Laboratories, Inc.............................................             335,175
        3,300        Birmingham Steel Corp..............................................              57,750
       10,500        Bowater, Inc.......................................................             489,563
        6,700        Brush Wellman, Inc.................................................             123,950
        5,700        Calgon Carbon Corp.................................................              66,975
        4,300        CalMat Co..........................................................              77,400

                      See Notes to Financial Statements.

      -----------
        Galaxy       Small Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     BASIC MATERIALS (CONTINUED)
        7,050        Castle (A.M.) & Co.................................................        $    156,863
        1,000        Chesapeake Corp....................................................              36,125
        5,900        Consolidated Papers, Inc...........................................             329,663
       10,900        Crompton & Knowles Corp............................................             162,138
        5,800        Dexter Corp........................................................             147,900
       22,291        Ethyl Corp.........................................................             247,987
        2,500        Gaylord Container Corp., Class A*..................................              23,594
        6,900        Geneva Steel Co., Class A*.........................................              54,338
        8,200        Georgia Gulf Corp..................................................             282,900
        6,200        Glatfelter (P.H.) Co...............................................             139,500
        7,300        Handy & Harman.....................................................             109,500
        7,050        Hanna (M.A.) Co....................................................             185,944
        7,400        Harsco Corp........................................................             411,625
       12,500        Horsehead Resource Development, Inc.*..............................              67,383
        3,300        Huntco, Inc., Class A..............................................              49,913
        5,100        IMC Global, Inc....................................................             323,213
       12,500        Intermet Corp.*....................................................             140,625
        3,300        International Aluminum Corp........................................             104,775
       27,300        International Game Technology......................................             365,138
        8,700        Jefferson Smurfit Corp.*...........................................             132,675
        7,800        Justin Industries, Inc.............................................              85,800
        3,800        Kennametal, Inc....................................................             137,750
        1,800        Lilly Industries, Inc., Class A....................................              22,725
        6,400        Loctite Corp.......................................................             309,600
       11,000        Longview Fibre Co..................................................             167,750
       22,000        LTV Corp.*.........................................................             308,000
        2,100        Lukens, Inc........................................................              61,163
       11,500        Lyondell Petrochemical Co..........................................             297,563
        5,000        Manville Corp.*....................................................              65,625
        2,800        Maxxam, Inc.*......................................................             137,550
        3,900        Medco Research, Inc.*..............................................              49,238
        7,400        Minerals Technologies, Inc.........................................             278,425
        3,600        Mississippi Chemical Corp..........................................              75,600
        1,200        Mueller Industries, Inc.*..........................................              62,250
        6,000        Mycogen Corp.*.....................................................              82,500
       11,700        Northwestern Steel & Wire Co.*.....................................             102,375
       14,100        O'Sullivan Corp....................................................             167,438
        4,300        Olin Corp..........................................................             295,625
        9,500        OM Group, Inc......................................................             288,563
        9,700        Omega Environmental, Inc.*.........................................              35,769
        5,500        Oregon Steel Mills, Inc............................................              88,000
       34,100        Owens-Illinois, Inc.*..............................................             430,513
        4,650        Pentair, Inc.......................................................             209,250
        7,400        Platinum Technology, Inc.*.........................................             153,550
        6,300        Quanex Corp........................................................             136,238
        3,000        Rayonier, Inc......................................................             117,375

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     BASIC MATERIALS (CONTINUED)
       11,900        Rhone-Poulenc Rorer, Inc...........................................        $    541,450
       12,675        RPM, Inc...........................................................             251,916
        6,000        Scotts Co., Class A*...............................................             132,750
        4,600        Sealed Air Corp.*..................................................             253,575
          800        Sequa Corp., Class A*..............................................              21,400
       11,900        Shorewood Packaging Corp.*.........................................             206,763
        8,800        Solectron Corp.*...................................................             347,600
       26,670        Sonoco Products Co.................................................             740,093
        3,000        St. Joe Paper Co...................................................             190,875
        4,900        Telxon Corp........................................................             116,988
        1,300        Tencor Instruments*................................................              57,525
       23,400        Terra Industries, Inc..............................................             333,450
          500        Texas Industries, Inc..............................................              26,375
        8,000        Thiokol Corp.......................................................             286,000
          500        TriMas Corp........................................................              10,375
        1,000        Valspar Corp.......................................................              38,250
        2,000        Vigoro Corp........................................................              84,500
        4,301        Wausau Paper Mills Co..............................................             104,299
       17,500        WCI Steel, Inc.*...................................................              89,688
        6,200        Wellman, Inc.......................................................             151,900
        6,500        WHX Corp.*.........................................................              74,750
       12,600        Willamette Industries, Inc.........................................             841,050
       10,000        Witco Corp.........................................................             351,250
        9,000        Wolverine Tube, Inc.*..............................................             340,875
       17,300        Zeigler Coal Holding Co............................................             203,275
                                                                                                ------------
                                                                                                  14,957,396
                                                                                                ------------
                     CAPITAL GOODS - 4.20%
       16,800        ADC Telecommunications, Inc.*......................................             764,400
        3,450        AGCO Corp..........................................................             156,975
        5,100        Air & Water Technologies Corp., Class A*...........................              27,413
        4,600        Alliant Techsystems, Inc.*.........................................             216,200
        2,800        Allied Products Corp...............................................              59,850
        7,400        Allwaste, Inc.*....................................................              37,925
        4,200        American Management Systems, Inc.*.................................             112,350
       12,800        Ametek, Inc........................................................             219,200
        7,600        AMSCO International, Inc.*.........................................             151,050
       13,800        AMTROL, Inc........................................................             224,250
        6,000        Applied Power, Inc., Class A.......................................             192,000
        7,400        AptarGroup, Inc....................................................             245,125
        8,550        BancTec, Inc.*.....................................................             183,825
        5,700        Bearings, Inc......................................................             193,088
        1,700        Brenco, Inc........................................................              19,125
        2,300        Checkpoint Systems, Inc.*..........................................              60,663
        4,100        Coltec Industries, Inc.*...........................................              49,200

                      See Notes to Financial Statements.

      -----------
        Galaxy       Small Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     CAPITAL GOODS (CONTINUED)
        8,550        Commercial Intertech Corp..........................................        $    163,519
        6,666        Commercial Metals Co...............................................             179,982
          300        Corrections Corp. of America*......................................              14,438
          600        Curtiss-Wright Corp................................................              26,550
        1,100        Daniel Industries, Inc.............................................              16,363
        3,700        Dentsply International, Inc........................................             127,650
        6,975        Diebold, Inc.......................................................             323,466
        1,900        Digital Microwave Corp.*...........................................              23,513
        4,100        Dionex Corp.*......................................................             214,225
        7,200        Duriron Co., Inc...................................................             210,600
       12,487        Electro Rent Corp.*................................................             218,523
        6,700        Federal-Mogul Corp.................................................             128,138
        4,100        GATX Corp..........................................................             212,175
        8,500        Gentex Corp.*......................................................             204,000
        6,000        Goulds Pumps, Inc..................................................             138,000
        2,798        Healthdyne Technologies, Inc.*.....................................              38,123
        7,451        Hubbell, Inc., Class B.............................................             436,815
          900        IDEX Corp..........................................................              32,175
        9,200        IMCO Recycling, Inc................................................             208,150
        1,700        Imo Industries, Inc.*..............................................              15,725
        5,700        INDRESCO, Inc.*....................................................             101,888
        6,600        Kasler Holding Co.*................................................              40,425
        2,800        KEMET Corp.*.......................................................              95,900
        6,100        Keystone International, Inc........................................             131,150
        7,014        Litton Industries, Inc.*...........................................             305,109
       10,800        Martech USA Inc. (B)...............................................                   0
        7,000        MascoTech, Inc.....................................................              78,750
       29,000        Maxtor Corp.*......................................................             126,875
        1,400        Mid-American Waste Systems, Inc.*..................................               7,175
        3,500        Molten Metal Technology, Inc.*.....................................             113,313
        2,600        Nordson Corp.......................................................             152,750
        2,100        Nortek, Inc.*......................................................              18,375
        2,000        Orbital Sciences Corp.*............................................              32,500
        3,900        Pittway Corp., Class A.............................................             242,775
        8,709        Raymond Corp.*.....................................................             167,648
        5,000        Regal Beloit Corp..................................................              93,125
        1,400        Roper Industries, Inc..............................................              54,250
        1,900        Silicon Valley Group, Inc.*........................................              73,388
        9,900        Simpson Industries, Inc............................................              97,763
        4,800        Starrett (L.S.) Co., Class A.......................................             108,600
        7,700        Stewart & Stevenson Services, Inc..................................             248,325
       10,600        Sundstrand Corp....................................................             686,350
          400        Teleflex, Inc......................................................              16,200
       13,050        Thermo Electron Corp.*.............................................             605,194
        7,700        Trinity Industries, Inc............................................             238,700
        5,416        U.S.A. Waste Services, Inc.*.......................................             105,612
        8,600        Varian Associates, Inc.............................................             455,800

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     CAPITAL GOODS (CONTINUED)
        8,500        Vulcan Materials Co................................................        $    450,500
        5,400        Watts Industries, Inc., Class A....................................             134,325
        6,600        Wyman-Gordon Co.*..................................................              91,163
       12,800        York International Corp............................................             539,200
                                                                                                ------------
                                                                                                  11,457,897
                                                                                                ------------
                     ENERGY - 3.48%
        3,900        Albemarle Corp.....................................................              73,125
       22,500        Anadarko Petroleum Corp............................................           1,065,938
       15,152        Apache Corp........................................................             397,740
        3,500        ARCO Chemical Co...................................................             170,625
          300        Atmos Energy Corp..................................................               5,813
        2,800        Benton Oil & Gas Co.*..............................................              31,150
        8,700        Berry Petroleum Co., Class A.......................................              89,175
        3,700        BJ Services Co.*...................................................              93,425
          540        BJ Services Co. Warrants*..........................................               2,970
        9,200        Cabot Corp.........................................................             488,750
        3,400        Cabot Oil & Gas Corp., Class A.....................................              46,325
        9,360        California Energy Co., Inc.*.......................................             191,880
       10,300        Devon Energy Corp..................................................             225,313
        7,000        Diamond Shamrock, Inc..............................................             172,375
       12,690        El Paso Natural Gas Co.............................................             348,975
        3,100        Energy Ventures, Inc.*.............................................              72,075
        9,000        Enron Oil & Gas Co.................................................             195,750
        1,125        Ensco International, Inc.*.........................................              19,125
        5,300        Enterra Corp.*.....................................................             116,600
          200        FINA, Inc., Class A................................................               9,675
        9,000        Finova Group, Inc..................................................             400,500
        3,950        Fuller (H.B.) Co...................................................             124,425
        1,300        Getty Petroleum Corp.*.............................................              17,550
       22,200        Global Marine, Inc.*...............................................             158,175
        2,800        Global Natural Resources, Inc.*....................................              27,650
        4,100        Hondo Oil & Gas Co.*...............................................              79,950
        2,000        HS Resources, Inc.*................................................              29,500
        6,150        KN Energy, Inc.....................................................             167,588
        1,800        KCS Energy, Inc....................................................              25,875
        1,400        Kelley Oil & Gas Corp.*............................................               4,375
        4,300        Lone Star Technologies, Inc.*......................................              40,850
       17,500        Marine Drilling Co., Inc.*.........................................              74,375
       15,300        Mesa, Inc.*........................................................              72,675
        2,500        Mine Safety Appliances Co..........................................             126,250
        7,050        Mitchell Energy & Development Corp.,
                     Class A............................................................             126,900
       10,315        Murphy Oil Corp....................................................             412,600
       34,100        NGC Corp...........................................................             306,900
        7,100        Noble Affiliates, Inc..............................................             187,263

                      See Notes to Financial Statements.

      -----------
        Galaxy       Small Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     ENERGY (CONTINUED)
        7,800        Noble Drilling Corp.*..............................................        $     60,450
          900        Nuevo Energy Co.*..................................................              20,250
        4,100        Oceaneering International, Inc.*...................................              44,588
        6,900        Parker & Parsley Petroleum Co......................................             138,000
       20,700        Parker Drilling Co.*...............................................             124,200
        5,300        Pogo Producing Co..................................................             120,575
        4,600        Production Operators Corp..........................................             141,450
        9,700        Quaker State Corp..................................................             141,863
       11,300        Questar Corp.......................................................             363,013
        6,000        Reading & Bates Corp.*.............................................              72,000
        9,400        RPC, Inc.*.........................................................              74,025
        8,300        Seagull Energy Corp.*..............................................             168,075
        8,100        Smith International, Inc.*.........................................             140,738
        5,300        Snyder Oil Corp....................................................              64,263
        1,900        St. Mary Land and Exploration......................................              27,075
          880        Tejas Gas Corp.*...................................................              44,880
       15,300        Tesoro Petroleum Corp.*............................................             126,225
        5,600        Texas Meridian Resources Corp.*....................................              63,000
        8,400        Tosco Corp.........................................................             289,800
        9,100        Triton Energy Corp.................................................             440,213
        1,700        Tuboscope Vetco International Corp.*...............................               9,988
        9,900        Ultramar Corp......................................................             235,125
       10,200        Union Texas Petroleum Holdings, Inc................................             186,150
        5,400        Varco International, Inc.*.........................................              54,675
       10,000        Weatherford International, Inc.*...................................             130,000
                                                                                                ------------
                                                                                                   9,480,826
                                                                                                ------------
                     DURABLE GOODS - 1.93%
        5,000        Acuson Corp.*......................................................              66,875
        1,300        Albany International Corp., Class A................................              30,388
          749        Alltrista Corp.*...................................................              14,231
       15,600        Altera Corp.*......................................................             973,050
        6,500        Beckman Instruments, Inc...........................................             196,625
        3,000        Borg-Warner Security Corp.*........................................              25,875
        7,400        Cintas Corp........................................................             325,600
       12,000        Electronic Arts, Inc.*.............................................             441,000
        4,300        Empi, Inc.*........................................................              84,925
       12,800        Fastenal Co........................................................             467,200
        1,300        Figgie International, Inc., Class A*...............................              17,225
        6,200        Genzyme Corp.- General Division*...................................             359,600
        6,500        HON Industries, Inc................................................             188,500
       11,900        Mentor Graphics Corp.*.............................................             243,950
       15,700        Midlantic Corp.....................................................             851,725
       15,600        Nabors Industries, Inc.*...........................................             147,225
        4,300        OEA, Inc...........................................................             140,825

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     DURABLE GOODS (CONTINUED)
        5,100        Precision Castparts Corp...........................................        $    186,150
        8,000        Read-Rite Corp.*...................................................             292,000
        6,400        Sequent Computer Systems, Inc.*....................................             127,200
        5,200        Valassis Communications, Inc.*.....................................              78,000
                                                                                                ------------
                                                                                                   5,258,169
                                                                                                ------------
                     TRANSPORTATION - 1.98%
        4,100        Airborne Freight Corp..............................................             100,450
       13,500        Alexander & Baldwin, Inc...........................................             324,000
       17,608        America West Airlines, Inc., Class B*..............................             272,924
        3,100        American Freightways Corp.*........................................              46,500
        6,600        American President Cos., Ltd.......................................             193,050
        1,100        Arnold Industries, Inc.............................................              19,525
        8,900        Atlantic Southeast Airlines, Inc...................................             208,038
       10,000        Case Corp..........................................................             367,500
        5,900        Clinicom, Inc.*....................................................             147,500
       11,137        Comair Holdings, Inc...............................................             295,131
        5,100        Continental Airlines, Class B*.....................................             186,788
          800        Covenant Transport, Inc., Class A*.................................              11,750
        3,869        Fritz Cos., Inc.*..................................................             285,097
        2,100        Greyhound Lines, Inc.*.............................................               8,925
        6,000        Hunt (J.B.) Transport Services, Inc................................              90,750
       10,400        Illinois Central Corp..............................................             406,900
        1,200        Johnstown America Industries, Inc.*................................               9,750
        5,200        Kirby Corp.*.......................................................              80,600
        9,100        Kysor Industrial Corp..............................................             197,925
        1,725        Lawyers Title Corp.................................................              25,659
          800        Lo-Jack Corp.*.....................................................              13,200
          900        M. S. Carriers, Inc.*..............................................              14,400
        6,300        Mesa Airlines, Inc.*...............................................              64,181
        9,600        Offshore Logistics, Inc.*..........................................             133,200
        6,800        Overseas Shipholding Group, Inc....................................             135,150
        2,250        Rollins Truck Leasing Corp.........................................              23,906
       16,000        Rural/Metro Corp.*.................................................             388,000
          300        Sanifill, Inc.*....................................................               9,825
        7,000        Southern Pacific Rail Corp.*.......................................             169,750
        2,600        Standard Products Co...............................................              45,500
       13,700        Tidewater, Inc.....................................................             385,313
        9,450        TNT Freightways Corp...............................................             178,369
        3,300        Top Source Technologies, Inc.*.....................................              29,081
        1,400        United Waste Systems, Inc.*........................................              58,450
          600        ValuJet Airlines, Inc.*............................................              19,575
        3,000        Wabash National Corp...............................................             106,125
        1,600        Werner Enterprises, Inc............................................              33,200

                      See Notes to Financial Statements.

      -----------
        Galaxy       Small Company Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     TRANSPORTATION (CONTINUED)
        2,600        Wisconsin Central Transportation Corp.*............................        $    173,550
        3,200        XTRA Corp..........................................................             142,000
                                                                                                ------------
                                                                                                   5,401,537
                                                                                                ------------
                     METALS AND MINING - 0.91%
        1,700        Alumax, Inc.*......................................................              57,375
       13,300        Amax Gold, Inc.*...................................................              81,463
       49,700        Battle Mountain Gold...............................................             490,788
        3,200        Carpenter Technology Corp..........................................             125,200
        8,871        Coeur D'Alene Mines Corp...........................................             179,638
       40,700        Freeport McMoRan, Inc..............................................             228,938
       15,132        Freeport- McMoRan Copper, Class A..................................             387,758
          760        Freeport-McMoRan Copper, Class B*..................................              19,475
       15,300        Hecla Mining Co.*..................................................             185,513
       11,400        Magma Copper Co.*..................................................             213,750
        4,900        Newmont Gold Co....................................................             198,450
       76,906        Sunshine Mining & Refining Co.*....................................             144,199
        6,600        Varlen Corp........................................................             179,850
                                                                                                ------------
                                                                                                   2,492,397
                                                                                                ------------
                     CONSUMER PRODUCTS - 0.49%
       28,200        Readers Digest Association, Class A................................           1,328,925
                                                                                                ------------
                     CHEMICALS AND DRUGS - 0.31%
        8,200        Ferro Corp.........................................................             203,975
       19,900        Lubrizol Corp......................................................             649,238
                                                                                                ------------
                                                                                                     853,213
                                                                                                ------------
                     BUILDING AND CONSTRUCTION - 0.20%
       10,600        CBI Industries, Inc................................................             251,750
        1,500        Chittenden Corp....................................................              38,250
        1,500        Envirosource, Inc.*................................................               4,500
        2,800        IWC Resources Corp.................................................              53,550
        4,100        Stone & Webster, Inc...............................................             154,775
        2,700        TJ International, Inc..............................................              51,300
                                                                                                ------------
                                                                                                     554,125
                                                                                                ------------
                     MISCELLANEOUS - 0.09%
        5,100        Flightsafety International, Inc....................................             233,963
        1,200        Irvine Sensors Corp.*..............................................              10,950
                                                                                                ------------
                                                                                                     244,913
                                                                                                ------------
                     TOTAL COMMON STOCKS................................................         259,815,339
                     (Cost $186,161,945)                                                        ------------

                                                                                                   VALUE
    PAR VALUE                                                                                     (NOTE 2)
    ---------                                                                                     --------
U.S. GOVERNMENT OBLIGATION - 0.15%
                     U.S. TREASURY BILL (A) - 0.15%
    $ 400,000        5.51%, 12/14/95....................................................        $    395,474
                                                                                                ------------
                     TOTAL U.S. GOVERNMENT OBLIGATION...................................             395,474
                     (Cost $395,474)                                                            ------------

REPURCHASE AGREEMENT - 4.10%
   11,174,688        Chase Securities, Inc.
                     6.00%, 10/02/95, Dated 9/29/95
                     Repurchase Price $11,180,275
                     (Collateralized by U.S. Treasury Note
                     9.13%, Due 1999, Total Par $10,045,000,
                     Market Value $11,401,075)..........................................          11,174,688
                                                                                                ------------
                     TOTAL REPURCHASE AGREEMENT.........................................          11,174,688
                     (Cost $11,174,688)                                                         ------------

TOTAL INVESTMENTS - 99.56%..............................................................         271,385,501
(Cost $197,732,107)                                                                             ------------

NET OTHER ASSETS AND LIABILITIES - 0.44%................................................           1,207,857
                                                                                                ------------
NET ASSETS - 100.00%....................................................................        $272,593,358
                                                                                                ============

------------------------------

*     Non-income producing security

REIT  Real Estate Investment Trust

(A)   Annualized yields to maturity (unaudited)

(B)   Filed for bankruptcy

(C) Security has been deposited as initial margin on open futures contracts. At September 30, 1995, the Fund's open futures contracts were as follows:

NUMBER OF
CONTRACTS                                                                   CURRENT
PURCHASED                             EXPIRATION          OPENING           MARKET
 (SOLD)          CONTRACT TYPE           DATE             POSITION           VALUE
---------        -------------        ----------       ------------       -----------
   80               Midcap              12/95          $  8,647,550       $ 8,712,000
   19            Russell 2000           12/95             2,910,565         2,960,200
                                                       ------------       -----------
                                                       $ 11,558,115       $11,672,200
                                                       ============       ===========

                      See Notes to Financial Statements.

      -----------
        Galaxy       Utility Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
COMMON STOCKS - 98.46%
                     UTILITIES - 72.90%
        9,100        Allegheny Power Systems, Inc.......................................        $    232,050
       14,000        ALLTEL Corp........................................................             418,250
       15,400        American Electric Power, Inc.......................................             560,175
        1,300        American Water Works, Inc..........................................              39,813
       43,300        Ameritech Corp.....................................................           2,257,013
        1,600        Atlanta Gas Light Co...............................................              61,800
        5,500        Atlantic Energy, Inc...............................................             108,625
       11,900        Baltimore Gas and Electric Co......................................             307,913
       34,600        Bell Atlantic Corp.................................................           2,123,575
       39,300        BellSouth Corp.....................................................           2,873,813
        3,700        Boston Edison Co...................................................             101,750
        2,900        Brooklyn Union Gas Co..............................................              71,413
       12,600        Carolina Power and Light Co........................................             423,675
       11,000        Centerior Energy Corp..............................................             119,625
       15,900        Central and South West Corp........................................             405,450
        4,900        Cincinnati Bell, Inc...............................................             132,300
       12,647        Cinergy Corp.......................................................             352,535
        2,400        CIPSCO, Inc........................................................              82,500
        6,000        CMS Energy Corp....................................................             157,500
        3,400        Columbia Gas System, Inc.*.........................................             131,325
        2,900        Comsat Corp., Series 1.............................................              65,250
       19,200        Consolidated Edison Co., Inc.......................................             583,200
        6,700        Consolidated Natural Gas Co........................................             270,513
        4,700        Delmarva Power and Light Co........................................             107,513
       11,900        Detroit Edison Co..................................................             383,775
       13,800        Dominion Resources, Inc............................................             519,225
        7,400        DPL, Inc...........................................................             171,125
        6,100        DQE, Inc...........................................................             161,650
       16,300        Duke Power Co......................................................             707,013
        5,600        ENSERCH Corp.......................................................              92,400
       18,683        Entergy Corp.......................................................             488,093
        7,900        Florida Progress Corp..............................................             255,763
       14,400        FPL Group, Inc.....................................................             588,600
       12,100        Frontier Corp......................................................             322,163
        9,400        General Public Utilities Corp......................................             292,575
        3,100        Glenayre Technologies, Inc.*.......................................             223,200
       75,500        GTE Corp...........................................................           2,963,375
        1,700        Hawaiian Electric Industries, Inc..................................              64,600
        9,300        Houston Industries, Inc............................................             410,363
        3,000        Idaho Power Co.....................................................              83,250
        6,300        Illinova Corp......................................................             170,888
        2,700        IPALCO Enterprises, Inc............................................              96,863
        5,100        Kansas City Power and Light Co.....................................             120,488
        3,600        KU Energy Corp.....................................................             104,400
        2,400        LCI Intl, Inc.*....................................................              94,200
        2,800        L G and E Energy Corp..............................................             112,350

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     UTILITIES (CONTINUED)
        9,300        Long Island Lighting Co............................................        $    160,425
        3,800        MCN Corp...........................................................              75,050
        1,600        MFS Communications Co., Inc.*......................................              70,000
        3,900        MidAmerican Energy Co..............................................              59,963
        1,900        Minnesota Power and Light Co.......................................              52,963
        3,600        Montana Power Co...................................................              83,250
        2,400        National Fuel Gas Co. of New Jersey................................              69,000
        4,500        Nevada Power Co....................................................             100,125
        5,500        New England Electric Systems.......................................             203,500
        5,700        New York State Electric and Gas Corp...............................             149,625
        7,300        NEXTEL Communications, Inc., Class A*..............................             123,188
       11,700        Niagara Mohawk Power Corp..........................................             153,563
        3,200        NICOR, Inc.........................................................              87,200
        4,700        NIPSCO Industries, Inc.............................................             163,913
        8,900        Noram Energy Corp..................................................              70,088
        8,900        Northeast Utilities................................................             216,938
        4,600        Northern States Power Co...........................................             208,725
       33,200        NYNEX Corp.........................................................           1,585,300
       12,500        Ohio Edison Co.....................................................             284,375
        3,200        Oklahoma Gas and Electric Co.......................................             120,400
       10,000        Pennsylvania Power and Light Co....................................             233,750
        6,800        Pacific Enterprises................................................             170,850
       34,900        Pacific Gas and Electric Co........................................           1,042,638
       34,600        Pacific Telesis Group..............................................           1,063,950
       20,200        PacifiCorp.........................................................             383,800
        4,300        Paging Network, Inc.*..............................................             206,400
       12,200        Panhandle Eastern Corp.............................................             332,450
       17,900        PECO Energy Corp...................................................             512,388
        2,100        People's Energy Corp...............................................              57,750
        6,800        Pinnacle West Capital Corp.........................................             178,500
        3,700        Portland General Corp..............................................              94,813
        9,600        Potomac Electric Power Co..........................................             232,800
        5,100        Public Service Co. of Colorado.....................................             174,675
       20,000        Public Service Enterprise Group, Inc...............................             595,000
        3,900        Puget Sound Power and Light Co.....................................              90,675
        2,700        Rochester Gas and Electric Corp....................................              63,788
        7,500        San Diego Gas and Electric Co......................................             173,438
       48,400        SBC Communications, Inc............................................           2,662,000
        5,800        SCANA Corp.........................................................             139,200
       34,900        SCE Corp...........................................................             619,475
        7,100        Sonat, Inc.........................................................             227,200
       52,700        Southern Co........................................................           1,245,038
        4,100        Southern New England
                     Telecommunications Corp., Inc......................................             145,038
        2,400        Southwestern Public Service Co.....................................              78,300
        9,600        TECO Energy, Inc...................................................             224,400
        3,900        Telephone and Data Systems, Inc....................................             163,800
       16,300        Texas Utilities Co.................................................             568,463

                      See Notes to Financial Statements.

      -----------
        Galaxy       Utility Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
     SHARES                                                                                       (NOTE 2)
     ------                                                                                       --------
                     UTILITIES (CONTINUED)
       17,400        Unicom Corp........................................................        $    526,350
        8,300        Union Electric Co..................................................             310,213
        3,200        US Cellular Corp.*.................................................             116,800
       36,700        U S West, Inc......................................................           1,729,488
        3,300        UtiliCorp United, Inc..............................................              92,813
        2,300        Washington Gas Light Co............................................              45,713
        3,600        Washington Water Power Co..........................................              58,050
        4,900        Western Resources, Inc.............................................             159,863
        8,200        Williams Cos., Inc.................................................             319,800
        9,200        Wisconsin Energy Corp..............................................             259,900
       13,989        Worldcom, Inc.*....................................................             449,397
        2,800        WPL Holdings, Inc..................................................              81,900
                                                                                                ------------
                                                                                                  40,282,392
                                                                                                ------------
                     TECHNOLOGY - 23.80%
       38,800        AirTouch Communications, Inc.*.....................................           1,188,250
      126,000        American Telephone and Telegraph Co................................           8,284,481
        1,500        Ascend Communications, Inc.*.......................................             120,000
        2,600        Century Telephone Enterprises, Inc.................................              78,975
          100        Cox Communications, Inc., Class A*.................................               2,025
       54,200        MCI Communications Corp............................................           1,412,588
        4,200        Mobile Telecommunications
                     Technologies Corp.*................................................             129,675
       27,098        Sprint Corp........................................................             948,430
       53,300        Tele-Communications, Inc., Class A*................................             932,750
        2,100        Vanguard Cellular Systems, Class A.................................              53,813
                                                                                                ------------
                                                                                                  13,150,987
                                                                                                ------------
                     CONSUMER CYCLICAL - 1.47%
        1,300        Cablevision Systems Corp., Class A*................................              77,513
       19,800        Comcast Corp., Class A Special.....................................             396,000
        1,600        LIN Broadcasting Corp.*............................................             207,000
        2,900        QUALCOMM, Inc.*....................................................             133,038
                                                                                                ------------
                                                                                                     813,551
                                                                                                ------------
                     ENERGY - 0.29%
        8,000        NGC Corp...........................................................              72,000
        2,700        Questar Corp.......................................................              86,738
                                                                                                ------------
                                                                                                     158,738
                                                                                                ------------
                     TOTAL COMMON STOCKS................................................          54,405,668
                     (Cost $51,823,944)                                                         ------------

                                                                                                   VALUE
   PAR VALUE                                                                                      (NOTE 2)
   ---------                                                                                      --------
REPURCHASE AGREEMENT - 1.18%
 $    649,027        Chase Securities, Inc.
                     6.00%, 10/02/95, Dated 09/29/95
                     Repurchase Price $649,352
                     (Collaterized by U.S. Treasury Note
                     9.13%, Due 1999, Total Par $585,000,
                     Market Value $663,975).............................................       $     649,027
                                                                                                ------------
                     TOTAL REPURCHASE AGREEMENT.........................................             649,027
                     (Cost $649,027)                                                            ------------

TOTAL INVESTMENTS - 99.64%..............................................................          55,054,695
(Cost $52,472,971)                                                                              ------------

NET OTHER ASSETS AND LIABILITIES - 0.36%................................................             200,680
                                                                                                ------------
NET ASSETS - 100.00%....................................................................        $ 55,255,375
                                                                                                ============

------------------------------

* Non-income producing security.

                      See Notes to Financial Statements.

      -----------
        Galaxy       U.S. Treasury Index Fund
        Fund II      PORTFOLIO OF INVESTMENTS
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
    PAR VALUE                                                                                     (NOTE 2)
    ---------                                                                                     --------
U.S. GOVERNMENT OBLIGATIONS - 96.77%
                     U.S. TREASURY NOTES - 72.91%
$   4,836,000        6.88%, 10/31/96....................................................        $  4,892,383
    4,036,000        7.25%, 11/15/96....................................................           4,099,886
    9,052,000        8.63%, 08/15/97....................................................           9,492,913
    6,355,000        5.63%, 08/31/97....................................................           6,332,433
    2,441,000        6.00%, 11/30/97....................................................           2,448,589
    8,238,000        7.88%, 04/15/98....................................................           8,619,667
    1,752,000        9.25%, 08/15/98....................................................           1,904,632
    2,000,000        4.75%, 09/30/98....................................................           1,937,158
    1,000,000        7.13%, 10/15/98....................................................           1,033,559
    4,000,000        5.13%, 12/31/98....................................................           3,905,760
    3,500,000        5.00%, 01/31/99....................................................           3,402,627
    1,750,000        8.88%, 02/15/99....................................................           1,904,541
    2,800,000        5.50%, 02/28/99....................................................           2,762,340
    3,100,000        7.00%, 04/15/99....................................................           3,201,305
    3,000,000        7.75%, 01/31/00....................................................           3,196,047
    3,353,000        8.75%, 08/15/00....................................................           3,733,998
    2,250,000        7.50%, 11/15/01....................................................           2,411,008
    2,800,000        7.50%, 05/15/02....................................................           3,013,749
    3,100,000        6.38%, 08/15/02....................................................           3,148,701
    1,800,000        6.25%, 02/15/03....................................................           1,811,428
    3,000,000        5.75%, 08/15/03....................................................           2,922,117
    3,600,000        7.25%, 05/15/04....................................................           3,844,152
    4,250,000        7.88%, 11/15/04....................................................           4,730,373
                                                                                                ------------
                                                                                                  84,749,366
                                                                                                ------------
                     U.S. TREASURY BONDS - 23.86%
      400,000        10.75%, 08/15/05...................................................             529,988
    3,730,000        11.75%, 11/15/14...................................................           5,521,034
    2,100,000        7.25%, 05/15/16....................................................           2,247,441
    9,464,000        8.88%, 08/15/17....................................................          11,884,692
    4,821,000        8.50%, 02/15/20....................................................           5,882,440
    1,500,000        7.50%, 11/15/24....................................................           1,669,290
                                                                                                ------------
                                                                                                  27,734,885
                                                                                                ------------
                     TOTAL U.S. GOVERNMENT OBLIGATIONS..................................         112,484,251
                     (Cost $108,886,634)                                                        ------------

                                                                                                   VALUE
    PAR VALUE                                                                                     (NOTE 2)
    ---------                                                                                     --------
REPURCHASE AGREEMENT - 1.56%
$   1,807,146        Chase Securities, Inc.
                     6.00%, 10/02/95, Dated 9/29/95
                     Repurchase Price $1,808,050
                     (Collateralized by U.S. Treasury Bond,
                     10.75%, Due 2005, Total Par $1,595,000,
                     Market Value $1,810,325)...........................................        $  1,807,146
                                                                                                ------------
                     TOTAL REPURCHASE AGREEMENT.........................................           1,807,146
                     (Cost $1,807,146)                                                          ------------

TOTAL INVESTMENTS - 98.33%..............................................................         114,291,397
(Cost $110,693,780)                                                                             ------------

NET OTHER ASSETS AND LIABILITIES - 1.67%................................................           1,939,961
                                                                                                ------------
NET ASSETS - 100.00%....................................................................        $116,231,358
                                                                                                ============

                      See Notes to Financial Statements.

      -----------
        Galaxy       Municipal Bond Fund
        Fund II      PORTFOLIO OF INVESTMENTS
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
 PAR VALUE                                                                                        (NOTE 2)
 ---------                                                                                        --------
                  MUNICIPAL BONDS - 97.20%
                  ALABAMA - 4.29%
$  980,000        Auburn University Revenues, Athletic, Series 1993
                  5.20%, 04/01/04
                  Insured: MBIA........................................................         $    982,450
                                                                                                ------------
                  FLORIDA - 4.51%
 1,000,000        Florida State Board of Education Capital Outlay
                  Public Education, Series A, GO
                  5.70%, 06/01/08......................................................            1,032,500
                                                                                                ------------
                  GEORGIA - 4.50%
 1,000,000        Atlanta Airport Facilities Revenue, Series A
                  5.20%, 01/01/02
                  Insured: AMBAC.......................................................            1,028,750
                                                                                                ------------
                  ILLINOIS - 11.36%
   500,000        Chicago Metropolitan Water Reclamation District, GO
                  Greater Chicago, Series 1993
                  5.10%, 12/01/03......................................................              510,625
 1,000,000        Illinois Health Facilities Authority Revenue
                  University of Chicago Hospitals, Series 1993 A
                  5.25%, 08/15/03
                  Insured: MBIA........................................................            1,025,000
   500,000        Illinois State Sales Tax Revenue, Series V
                  6.00%, 06/15/08......................................................              526,875
   500,000        Kane County Community School District Number 304
                  Geneva, Series 1992
                  6.00%, 06/01/04
                  Insured: FGIC........................................................              536,875
                                                                                                ------------
                                                                                                   2,599,375
                                                                                                ------------
                  LOUISIANA - 2.17%
   500,000        Jefferson Parish Hospital Revenue
                  Service District 1, Series 1993
                  4.76%, 01/01/02
                  Insured: FGIC........................................................              496,875
                                                                                                ------------
                  MASSACHUSETTS - 8.05%
 1,000,000        Massachusetts State Consolidated Loan, Series B, GO
                  5.70%, 08/01/07
                  Insured: FGIC........................................................            1,042,500
   800,000        Springfield, Series 1993 B, GO
                  5.05%, 01/15/04
                  Insured: MBIA........................................................              799,000
                                                                                                ------------
                                                                                                   1,841,500
                                                                                                ------------

                      See Notes to Financial Statements.

      -----------
        Galaxy       Municipal Bond Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
 PAR VALUE                                                                                        (NOTE 2)
 ---------                                                                                        --------
                  MISSOURI - 9.20%
$1,000,000        Sikeston Electric Revenue
                  6.00%, 06/01/04
                  Insured: MBIA........................................................         $  1,076,250
 1,000,000        St. Louis Water Revenue
                  5.30%, 07/01/99
                  Insured: FGIC........................................................            1,030,000
                                                                                                ------------
                                                                                                   2,106,250
                                                                                                ------------
                  NEVADA - 9.44%
 1,000,000        Clark County School District Revenue, Series 1993 B, GO
                  5.00%, 05/01/02
                  Insured: FGIC........................................................            1,017,500
   600,000        Henderson, Water Revenue, Series 1993 A, GO
                  5.65%, 12/01/03
                  Insured: AMBAC.......................................................              629,250
   500,000        Las Vegas Valley Water District, GO
                  5.40%, 09/01/04
                  Insured: AMBAC.......................................................              513,125
                                                                                                ------------
                                                                                                   2,159,875
                                                                                                ------------
                  NEW HAMPSHIRE - 5.51%
   750,000        New Hampshire HEFA
                  Mary Hitchcock Memorial Hospital, Series 1993 A
                  5.00%, 08/15/03
                  Insured: FGIC........................................................              750,000
   500,000        New Hampshire Municipal Bond Bank, Series 1993 A
                  5.25%, 11/15/03......................................................              510,000
                                                                                                ------------
                                                                                                   1,260,000
                                                                                                ------------
                  NEW JERSEY - 4.56%
 1,000,000        New Jersey Health Care Facilities Financing Authority
                  Dover General Hospital and Medical Center
                  5.60%, 07/01/02
                  Insured: MBIA........................................................            1,043,750
                                                                                                ------------
                  NEW YORK - 6.65%
   500,000        Battery Park City Authority Revenue, Series 1993 B
                  4.70%, 11/01/00......................................................              500,625
   500,000        New York City Municipal Water Finance Authority
                  Water and Sewer System Revenue, Series 1993 B
                  4.75%, 06/15/01......................................................              503,125
   500,000        New York Environmental Facilities Corp., PCR
                  5.75%, 06/15/09......................................................              517,500
                                                                                                ------------
                                                                                                   1,521,250
                                                                                                ------------
                  PENNSYLVANIA - 4.46%
 1,000,000        Pennsylvania State IDA, Economic Development
                  5.00%, 01/01/00
                  Insured: AMBAC.......................................................            1,021,250
                                                                                                ------------

                      See Notes to Financial Statements.

      -----------
        Galaxy       Municipal Bond Fund
        Fund II      PORTFOLIO OF INVESTMENTS (continued)
      -----------    September 30, 1995 (unaudited)

                                                                                                   VALUE
 PAR VALUE                                                                                        (NOTE 2)
 ---------                                                                                        --------
                  TEXAS - 4.52%
 $ 500,000        Carrollton Farmers Branch Independent School District, Series 1993, GO
                  5.10%, 02/15/04......................................................         $    503,750
   500,000        Houston Water and Sewer System Revenue, Jr. Lien, Series 1992 A
                  5.75%, 12/01/03
                  Insured: MBIA........................................................              530,625
                                                                                                ------------
                                                                                                   1,034,375
                                                                                                ------------
                  UTAH - 2.35%
   525,000        Utah Association Municipal Power System Revenue
                  Central - St. George Project, Series 1993
                  5.15%, 12/01/03
                  Insured: AMBAC.......................................................              536,813
                                                                                                ------------
                  VIRGINIA - 4.50%
 1,000,000        Virginia State Transportation Board
                  Transportation Contract Revenue, Route 28 Project
                  6.00%, 04/01/10......................................................            1,030,000
                                                                                                ------------
                  WASHINGTON - 6.71%
 1,000,000        Seattle Municipal Light and Power Revenue, Series B
                  5.75%, 08/01/07......................................................            1,033,750
   500,000        Washington State Public Power Supply System
                  Nuclear Project Number 1 Revenue, Series 1993 B
                  5.10%, 07/01/04
                  Insured: MBIA........................................................              501,250
                                                                                                ------------
                                                                                                   1,535,000
                                                                                                ------------
                  WISCONSIN - 4.42%
 1,000,000        Milwaukee Corporate Purpose, Series A
                  5.50%, 06/15/08......................................................            1,011,250
                                                                                                ------------
TOTAL INVESTMENTS - 97.20%.............................................................           22,241,263
                                                                                                ------------
(Cost $21,636,702)
NET OTHER ASSETS AND LIABILITIES - 2.80%...............................................              641,580
                                                                                                ------------
NET ASSETS - 100.00%...................................................................         $ 22,882,843
                                                                                                ============

---------------------------------------------------

AMBAC   American Municipal Bond Assurance Corp.
FGIC    Financial Guaranty Insurance Corp.
GO      General Obligation
HEFA    Health and Educational Facilities Authority
IDA     Industrial Development Authority
MBIA    Municipal Bond Insurance Association
PCR     Pollution Control Revenue

                      See Notes to Financial Statements.

      -----------
        Galaxy       STATEMENTS OF ASSETS AND LIABILITIES
        Fund II      September 30, 1995 (unaudited)
      -----------

                                                            LARGE           SMALL                          U.S.
                                                           COMPANY         COMPANY        UTILITY        TREASURY       MUNICIPAL
                                                         INDEX FUND      INDEX FUND      INDEX FUND     INDEX FUND      BOND FUND
                                                        ------------    ------------    -----------    ------------    -----------
ASSETS:
   Investments (Note 2):
      Investments at cost...........................    $137,441,108    $186,557,419    $51,823,944    $108,886,634    $21,636,702
      Repurchase Agreements.........................       2,893,069      11,174,688        649,027       1,807,146             --
      Net unrealized appreciation (depreciation)....      51,405,164      73,653,394      2,581,724       3,597,617        604,561
                                                        ------------    ------------    -----------    ------------    -----------
         Total investments at value.................     191,739,341     271,385,501     55,054,695     114,291,397     22,241,263
   Cash.............................................           9,358         191,939         13,650          47,500        330,135
   Receivable for investments sold..................              --         594,406             --              --             --
   Receivable for shares sold.......................         323,570         344,200         44,658         126,247        10, 805
   Interest and dividend receivables................         379,927         342,013        187,481       1,934,482        333,567
                                                        ------------    ------------    -----------    ------------    -----------
         Total Assets...............................     192,452,196     272,858,059     55,300,484     116,399,626     22,915,770
                                                        ------------    ------------    -----------    ------------    -----------
LIABILITIES:
   Distributions payable............................              --              --            116          96,179          7,401
   Payable for shares repurchased...................         134,967         151,861         27,386          34,497         14,000
   Advisory fee payable (Note 4)....................          15,550          22,210          4,402           9,398          4,800
   Administration fee payable (Note 4)..............          46,652          66,630         13,205          28,194          6,726
   Payable for daily variation margin
      on futures contracts..........................           5,500          24,000             --              --             --
                                                        ------------    ------------    -----------    ------------    -----------
         Total Liabilities .........................         202,669         264,701         45,109         168,268         32,927
                                                        ------------    ------------    -----------    ------------    -----------
NET ASSETS..........................................    $192,249,527    $272,593,358    $55,255,375    $116,231,358    $22,882,843
                                                        ============    ============    ===========    ============    ===========
NET ASSETS CONSIST OF:
   Par value (Note 3)...............................    $     10,441    $     12,873    $     4,743    $     11,223    $     2,239
   Paid-in capital in excess of par value...........     136,643,869     192,519,594     54,123,382     118,413,478     23,368,025
   Undistributed (overdistributed) net
      investment income.............................         154,322       3,056,313         90,538         (67,974)        21,592
   Accumulated net realized gain (loss) on
      investments sold and futures contracts........       3,940,441       3,237,099     (1,545,012)     (5,722,986)    (1,113,574)
   Net unrealized appreciation (depreciation)
      of investments and futures contracts..........      51,500,454      73,767,479      2,581,724       3,597,617        604,561
                                                        ------------    ------------    -----------    ------------    -----------
TOTAL NET ASSETS....................................    $192,249,527    $272,593,358    $55,255,375    $116,231,358    $22,882,843
                                                        ============    ============    ===========    ============    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING...........      10,441,406      12,873,123      4,742,623      11,222,910      2,239,074
NET ASSET VALUE,
   offering and redemption price per share
   (Net Assets/Shares Outstanding)..................    $      18.41    $      21.18    $     11.65    $      10.36    $     10.22
                                                        ============    ============    ===========    ============    ===========

                      See Notes to Financial Statements.

      -----------
        Galaxy       STATEMENTS OF OPERATIONS
        Fund II      For the six months ended September 30, 1995
      -----------    (unaudited)

                                                               LARGE          SMALL                        U.S.       MUNICIPAL
                                                              COMPANY        COMPANY        UTILITY      TREASURY       BOND
                                                             INDEX FUND     INDEX FUND    INDEX FUND    INDEX FUND      FUND
                                                            -----------    -----------    ----------    ----------   ----------
INVESTMENT INCOME:
   Interest (Note 2)...................................     $   141,172    $   267,210    $   10,767    $3,802,931   $  621,845
   Dividends (Note 2)..................................       2,183,150      2,223,612     1,174,896            --           --
                                                            -----------    -----------    ----------    ----------   ----------
      Total investment income..........................       2,324,322      2,490,822     1,185,663     3,802,931      621,845
                                                            -----------    -----------    ----------    ----------   ----------
EXPENSES:
   Investment advisory fee (Note 4)....................          80,702        118,098        24,812        51,343       29,734
   Administration fee (Note 4).........................         259,669        375,410        79,237       165,910       42,023
   Trustees fees (Note 4)..............................           6,570          9,292         1,890         3,960          788
                                                            -----------    -----------    ----------    ----------   ----------
      Total Expenses...................................         346,941        502,800       105,939       221,213       72,545
                                                            -----------    -----------    ----------    ----------   ----------
NET INVESTMENT INCOME..................................       1,977,381      1,988,022     1,079,724     3,581,718      549,300
                                                            -----------    -----------    ----------    ----------   ----------
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS (NOTE 2):
   Net realized gain (loss) on investments sold........       1,548,986      1,203,861      (450,150)      (53,242)      21,287
   Net realized gain (loss) on futures contracts.......         634,680      1,199,515            --            --           --
                                                            -----------    -----------    ----------    ----------   ----------
      Net realized gain (loss) on investments sold
         and futures contracts.........................       2,183,666      2,403,376      (450,150)      (53,242)      21,287
   Net change in unrealized appreciation
      (depreciation) on investments
      and futures contracts............................      24,369,395     41,415,562     9,231,128     4,808,475      646,869
                                                            -----------    -----------    ----------    ----------   ----------
NET REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS..................................      26,553,061     43,818,938     8,780,978     4,755,233      668,156
                                                            -----------    -----------    ----------    ----------   ----------
NET INCREASE (DECREASE) IN NET
ASSETS RESULTING FROM OPERATIONS.......................     $28,530,442    $45,806,960    $9,860,702    $8,336,951   $1,217,456
                                                            ===========    ===========    ==========    ==========   ==========

                      See Notes to Financial Statements.

      -----------
        Galaxy
        Fund II      STATEMENTS OF CHANGES IN NET ASSETS
      -----------

                                                         LARGE COMPANY              SMALL COMPANY                 UTILITY
                                                          INDEX FUND                 INDEX FUND                  INDEX FUND
                                                  --------------------------  --------------------------  -------------------------
                                                   SIX MONTHS                  SIX MONTHS                 SIX MONTHS
                                                      ENDED                       ENDED                      ENDED
                                                  SEPTEMBER 30,  YEAR ENDED   SEPTEMBER 30,  YEAR ENDED   SEPTEMBER 30,  YEAR ENDED
                                                      1995        MARCH 31,       1995        MARCH 31,      1995        MARCH 31,
                                                   (UNAUDITED)      1995       (UNAUDITED)      1995      (UNAUDITED)      1995
                                                  ------------  ------------  ------------  ------------  -----------  ------------
NET ASSETS AT BEGINNING OF PERIOD:............... $147,597,190  $143,827,623  $235,294,714  $255,346,570  $52,831,112  $ 68,444,762
                                                  ------------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income.........................    1,977,381     3,524,343     1,988,022     4,136,582    1,079,724     2,746,549
   Net realized gain (loss) on investments sold
      and futures contracts......................    2,183,666     3,346,885     2,403,376     5,469,858     (450,150)   (1,051,438)
   Net change in unrealized appreciation
      (depreciation) of investments
      and futures contracts......................   24,369,395    13,100,963    41,415,562     7,352,947    9,231,128       753,302
                                                  ------------  ------------  ------------  ------------  -----------  ------------
   Net increase (decrease) in net assets
      resulting from operations..................   28,530,442    19,972,191    45,806,960    16,959,387    9,860,702     2,448,413
                                                  ------------  ------------  ------------  ------------  -----------  ------------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income.........................   (1,892,242)   (3,497,258)           --    (4,172,587)  (1,099,087)   (2,658,065)
   Net realized capital gains on investments.....           --    (3,053,288)           --   (10,375,944)          --      (490,699)
   Dividends in excess of net realized capital
      gains on investments.......................           --            --            --            --           --       (43,424)
                                                  ------------  ------------  ------------  ------------  -----------  ------------
         Total Dividends.........................   (1,892,242)   (6,550,546)           --   (14,548,531)  (1,099,087)   (3,192,188)
                                                  ------------  ------------  ------------  ------------  -----------  ------------
SHARE TRANSACTIONS:
   Net proceeds from sales of shares.............   32,024,807    21,883,550    20,251,572    31,022,102    2,372,308     7,273,913
   Issued to shareholders in reinvestment
      of dividends...............................    1,708,629     6,276,842            --    14,147,774    1,004,415     2,900,165
   Costs of shares repurchased...................  (15,719,299)  (37,812,470)  (28,759,888)  (67,632,588)  (9,714,075)  (25,043,953)
                                                  ------------  ------------  ------------  ------------  -----------  ------------
      Net increase (decrease) from share
         transactions............................   18,014,137    (9,652,078)   (8,508,316)  (22,462,712)  (6,337,352)  (14,869,875)
                                                  ------------  ------------  ------------  ------------  -----------  ------------
      Net increase (decrease) in net assets......   44,652,337     3,769,567    37,298,644   (20,051,856)   2,424,263   (15,613,650)
                                                  ------------  ------------  ------------  ------------  -----------  ------------
NET ASSETS AT END OF PERIOD: (including line A).. $192,249,527  $147,597,190  $272,593,358  $235,294,714  $55,255,375  $ 52,831,112
                                                  ============  ============  ============  ============  ===========  ============
(A) Accumulated undistributed (overdistributed)
      net investment income...................... $    154,322  $     69,183  $  3,056,313  $  1,068,291  $    90,538  $    109,901
                                                  ============  ============  ============  ============  ===========  ============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold..........................................    1,901,243     1,471,323     1,024,808     1,783,921      227,025       730,210
   Issued to shareholders in reinvestment
      of dividends...............................       96,830       428,648            --       876,546       93,142       299,833
   Repurchased...................................     (920,359)   (2,548,892)   (1,505,533)   (3,905,141)    (926,406)   (2,529,880)
                                                  ------------  ------------  ------------  ------------  -----------  ------------
      Net increase (decrease) in shares
         outstanding.............................    1,077,714      (648,921)     (480,725)   (1,244,674)    (606,239)   (1,499,837)
                                                  ============  ============  ============  ============  ===========  ============

                      See Notes to Financial Statements.

      -----------
        Galaxy
        Fund II      STATEMENTS OF CHANGES IN NET ASSETS
      -----------

                                                                   U.S. TREASURY INDEX FUND            MUNICIPAL BOND FUND
                                                                ------------------------------    -----------------------------
                                                                 SIX MONTHS                       SIX MONTHS
                                                                    ENDED                            ENDED
                                                                SEPTEMBER 30,                    SEPTEMBER 30,
                                                                    1995          YEAR ENDED         1995          YEAR ENDED
                                                                 (UNAUDITED)    MARCH 31, 1995    (UNAUDITED)    MARCH 31, 1995
                                                                ------------    --------------   -------------   --------------
NET ASSETS AT BEGINNING OF PERIOD:.........................     $104,250,685     $138,225,244     $24,559,594     $ 33,352,444
                                                                ------------     ------------     -----------     ------------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS:
   Net investment income...................................        3,581,718        7,489,284         549,300        1,335,592
   Net realized gain (loss) on investments sold............          (53,242)      (3,631,305)         21,287       (1,071,810)
   Net change in unrealized appreciation
      (depreciation) of investments........................        4,808,475         (227,559)        646,869        1,013,967
                                                                ------------     ------------     -----------     ------------
   Net increase (decrease) in net assets resulting
      from operations......................................        8,336,951        3,630,420       1,217,456        1,277,749
                                                                ------------     ------------     -----------     ------------
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income...................................       (3,581,717)      (7,582,470)       (549,300)      (1,326,592)
   Dividends in excess of net investment income............               --          (73,790)             --               --
   Net realized capital gain on investments................               --               --              --               --
   Dividends in excess of net realized capital
      gains on investments.................................               --       (1,789,194)             --               --
   Return of capital.......................................               --          (55,162)             --               --
                                                                ------------     ------------     -----------     ------------
      Total Dividends......................................       (3,581,717)      (9,500,616)       (549,300)      (1,326,592)
                                                                ------------     ------------     -----------     ------------
SHARE TRANSACTIONS:
   Net proceeds from sales of shares.......................       15,747,230       12,236,048       1,006,266        3,245,583
   Issued to shareholders in reinvestment
      of dividends.........................................        3,042,751        8,472,368         495,166        1,209,050
   Costs of shares repurchased.............................      (11,564,542)     (48,812,779)     (3,846,339)     (13,198,640)
                                                                ------------     ------------     -----------     ------------
      Net increase (decrease) from share
         transactions......................................        7,225,439      (28,104,363)     (2,344,907)      (8,744,007)
                                                                ------------     ------------     -----------     ------------
      Net increase (decrease) in net assets................       11,980,673      (33,974,559)     (1,676,751)      (8,792,850)
                                                                ------------     ------------     -----------     ------------
NET ASSETS AT END OF PERIOD: (including line A)............     $116,231,358     $104,250,685     $22,882,843     $ 24,559,594
                                                                ============     ============     ===========     ============
(A) Accumulated undistributed (overdistributed)
      net investment income................................     $    (67,974)    $    (67,975)    $    21,592     $     21,592
                                                                ============     ============     ===========     ============
OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold....................................................        1,540,780        1,220,368          99,419          331,420
   Issued to shareholders in reinvestment
        of dividends.......................................          296,334          855,095          48,987          123,821
   Repurchased.............................................       (1,131,907)      (4,880,675)       (379,774)      (1,355,956)
                                                                ------------     ------------     -----------     ------------
        Net increase (decrease) in shares outstanding......          705,207       (2,805,212)       (231,368)        (900,715)
                                                                ============     ============     ===========     ============

                      See Notes to Financial Statements.

      -----------
        Galaxy       Large Company Index Fund
        Fund II      FINANCIAL HIGHLIGHTS
      -----------    For a Share outstanding throughout each period

                                                     SIX MONTHS
                                                        ENDED                                   YEARS ENDED MARCH 31,
                                                 SEPTEMBER 30, 1995   ------------------------------------------------------------
                                                     (UNAUDITED)        1995      1994/(1)/    1993/(1)/   1992/(1)/  1991/(1)(2)/
                                                 ------------------   --------    --------     --------    --------   ------------
Net Asset Value, Beginning of period..........        $  15.76        $  14.36    $  14.59     $  13.04    $  12.10     $ 10.00
                                                      --------        --------    --------     --------    --------     -------
Income from Investment Operations:
   Net investment income......................            0.19            0.37        0.36         0.34        0.31        0.15
   Net realized and unrealized gain (loss)
      on investments and futures contracts....            2.65            1.73       (0.20)        1.55        0.95        2.10
                                                      --------        --------    --------     --------    --------     -------
         Total from Investment Operations:....            2.84            2.10        0.16         1.89        1.26        2.25
                                                      --------        --------    --------     --------    --------     -------
Less Dividends:
   Dividends from net investment income.......           (0.19)          (0.37)      (0.36)       (0.34)      (0.31)      (0.15)
   Dividends from net realized capital gains..              --           (0.33)      (0.03)          --       (0.01)         --
                                                      --------        --------    --------     --------    --------     -------
      Total Dividends:........................           (0.19)          (0.70)      (0.39)       (0.34)      (0.32)      (0.15)
                                                      --------        --------    --------     --------    --------     -------
Net Increase (decrease) in net asset value....            2.65            1.40       (0.23)        1.55        0.94        2.10
                                                      --------        --------    --------     --------    --------     -------
Net Asset Value, End of period................        $  18.41        $  15.76    $  14.36     $  14.59    $  13.04     $ 12.10
                                                      ========        ========    ========     ========    ========     =======
Total Return..................................           18.05%**        15.07%       1.02%       14.68%      10.43%      22.60%**
Ratios/Supplemental Data:
Net Assets, End of period (000's).............        $192,250        $147,597    $143,828     $133,426    $ 87,118     $17,215
Ratios to average net assets:
   Net investment income......................           2.29%*           2.48%       2.41%        2.57%       2.79%      3.45%*
   Operating expenses.........................           0.40%*           0.40%       0.40%        0.40%       0.40%      0.40%*
Portfolio Turnover Rate.......................               2%              7%          4%           0%          0%          0%

-------------------------------------------------------

*     Annualized
**    Not Annualized
(1)   Audited by other auditors
(2)   The Fund commenced operations on October 1, 1990.

                      See Notes to Financial Statements.

      -----------
        Galaxy       Small Company Index Fund
        Fund II      FINANCIAL HIGHLIGHTS
      -----------    For a Share outstanding throughout each period

                                                    SIX MONTHS
                                                       ENDED                            YEARS ENDED MARCH 31,
                                                SEPTEMBER 30, 1995   ------------------------------------------------------------
                                                    (UNAUDITED)        1995      1994/(1)/   1993/(1)/   1992/(1)/   1991/(1)(2)/
                                                ------------------   --------    --------    --------    --------    ------------
Net Asset Value, Beginning of period...........      $  17.62        $  17.49    $  17.42    $  15.39    $  13.08     $   10.00
                                                     --------        --------    --------    --------    --------     ---------
Income from Investment Operations:
   Net investment income.......................          0.16            0.32        0.26        0.25        0.20          0.15
   Net realized and unrealized gain (loss)
      on investments and futures contracts.....          3.40            0.91        0.39        2.07        2.40          3.01
                                                     --------        --------    --------    --------    --------     ---------
         Total from Investment Operations:.....          3.56            1.23        0.65        2.32        2.60          3.16
                                                     --------        --------    --------    --------    --------     ---------
Less Dividends:
   Dividends from net investment income........            --           (0.32)      (0.25)      (0.24)      (0.22)        (0.08)
   Dividends from net realized capital gains...            --           (0.78)      (0.33)      (0.05)      (0.07)           --
                                                     --------        --------    --------    --------    --------     ---------
         Total Dividends:......................            --           (1.10)      (0.58)      (0.29)      (0.29)        (0.08)
                                                     --------        --------    --------    --------    --------     ---------
Net increase (decrease) in net asset value.....          3.56            0.13        0.07        2.03        2.31          3.08
                                                     --------        --------    --------    --------    --------     ---------
Net Asset Value, End of period.................      $  21.18        $  17.62    $  17.49    $  17.42    $  15.39     $   13.08
                                                     ========        ========    ========    ========    ========     =========
Total Return...................................         20.20%**         7.60%       3.64%      15.20%      20.04%        31.83%**
Ratios/Supplemental Data:
Net Assets, End of period (000's)..............      $272,593        $235,295    $255,347    $213,669    $116,290     $  16,334
Ratios to average net assets:
   Net investment income.......................          1.59%*          1.72%       1.55%       1.80%       2.26%         2.98%*
   Operating expenses..........................          0.40%*          0.40%       0.40%       0.40%       0.40%         0.40%*
Portfolio Turnover Rate........................             4%             10%         17%          5%          6%            1%

-------------------------------------------------------

*     Annualized
**    Not Annualized
(1)   Audited by other auditors
(2)   The Fund commenced operations on October 1, 1990.

                      See Notes to Financial Statements.

      -----------
        Galaxy       Utility Index Fund
        Fund II      FINANCIAL HIGHLIGHTS
      -----------    For a Share outstanding throughout each period

                                                            SIX MONTHS
                                                              ENDED                         YEARS ENDED MARCH 31,
                                                        SEPTEMBER 30, 1995    -----------------------------------------------
                                                           (UNAUDITED)            1995           1994/(1)/       1993/(1)(2)/
                                                        ------------------    -----------       ----------       ------------
Net Asset Value, Beginning of period..............         $      9.88        $      9.99       $    10.93       $    10.00
                                                           -----------        -----------       ----------       ----------
Income from Investment Operations:
   Net investment income..........................                0.22               0.47             0.43             0.06
   Net realized and unrealized gain (loss)
      on investments..............................                1.77              (0.03)           (0.93)            0.93
                                                           -----------        -----------       ----------       ----------
         Total from Investment Operations:........                1.99               0.44            (0.50)            0.99
                                                           -----------        -----------       ----------       ----------
Less Dividends:
   Dividends from net investment income...........               (0.22)             (0.46)           (0.43)           (0.06)
   Dividends from net realized capital gains......                  --              (0.08)           (0.01)              --
   Dividends in excess of net realized
      capital gains...............................                  --              (0.01)              --               --
                                                           -----------        -----------       ----------       ----------
         Total Dividends..........................               (0.22)             (0.55)           (0.44)           (0.06)
                                                           -----------        -----------       ----------       ----------
Net increase (decrease) in net asset value........                1.77              (0.11)           (0.94)            0.93
                                                           -----------        -----------       ----------       ----------
Net Asset Value, End of period....................         $     11.65        $      9.88       $     9.99       $    10.93
                                                           ===========        ===========       ==========       ==========
Total Return......................................               20.38%**            4.67%           (4.83)%           9.85%**
Ratios/Supplemental Data:
Net Assets, End of period (000's).................         $    55,255        $    52,831       $   68,445       $   38,151
Ratios to average net assets:
   Net investment income..........................                4.10%*             4.62%            4.08%            4.66%*
   Operating expenses.............................                0.40%*             0.40%            0.40%            0.40%*
Portfolio Turnover Rate...........................                  10%                 5%              19%               0%

-------------------------------------------------------

*     Annualized
**    Not Annualized
(1)   Audited by other auditors
(2)   The Fund commenced operations on January 5, 1993.

                      See Notes to Financial Statements.

      -----------
        Galaxy       U.S. Treasury Index Fund
        Fund II      FINANCIAL HIGHLIGHTS
      -----------    For a Share outstanding throughout each period

                                                             SIX MONTHS
                                                               ENDED                         YEARS ENDED MARCH 31,
                                                         SEPTEMBER 30, 1995  ---------------------------------------------------
                                                            (UNAUDITED)         1995       1994/(1)/    1993/(1)/   1992/(1)(2)/
                                                         ------------------  ---------    ---------    ---------    ------------
Net Asset Value, Beginning of period...................      $    9.91       $   10.38    $   11.01    $   10.39     $   10.00
                                                             ---------       ---------    ---------    ---------     ---------
Income from Investment Operations:
   Net investment income...............................           0.33            0.65         0.58         0.63          0.51
   Net realized and unrealized gain (loss)
      on investments...................................           0.45           (0.29)       (0.29)        0.75          0.38
                                                             ---------       ---------    ---------    ---------     ---------
         Total from Investment Operations:.............           0.78            0.36         0.29         1.38          0.89
                                                             ---------       ---------    ---------    ---------     ---------
Less Dividends:
   Dividends from net investment income................          (0.33)          (0.66)       (0.58)       (0.63)        (0.50)
   Dividends in excess of net investment income........             --           (0.01)          --           --            --
   Dividends from net realized capital gains...........             --              --        (0.34)       (0.13)           --
   Dividends in excess of net realized capital gains...             --           (0.16)          --           --            --
                                                             ---------       ---------    ---------    ---------     ---------
         Total Dividends:..............................          (0.33)          (0.83)       (0.92)       (0.76)        (0.50)
                                                             ---------       ---------    ---------    ---------     ---------
Net increase (decrease) in net asset value.............           0.45           (0.47)       (0.63)        0.62          0.39
                                                             ---------       ---------    ---------    ---------     ---------
Net Asset Value, End of period.........................      $   10.36       $    9.91    $   10.38    $   11.01     $   10.39
                                                             =========       =========    =========    =========     =========
Total Return...........................................           7.97%**         3.81%        2.40%       13.69%         8.99%**
Ratios/Supplemental Data:
Net Assets, End of period (000's)......................      $ 116,231       $ 104,251    $ 138,225    $ 145,353     $ 102,830
Ratios to average net assets:
   Net investment income...............................           6.49%*          6.43%        5.21%        5.87%         6.40%*
   Operating expenses..................................           0.40%*          0.40%        0.40%        0.40%         0.40%*
Portfolio Turnover Rate................................              8%             50%          75%          35%           57%

----------------------------------------------------

*     Annualized
**    Not Annualized
(1)   Audited by other auditors
(2)   The Fund commenced operations on June 4, 1991.

                      See Notes to Financial Statements.

      -----------
        Galaxy       Municipal Bond Fund
        Fund II      FINANCIAL HIGHLIGHTS
      -----------    For a Share outstanding throughout each period

                                                                 SIX MONTHS
                                                                   ENDED                YEARS ENDED MARCH 31,
                                                             SEPTEMBER 30, 1995     ----------------------------
                                                                (UNAUDITED)           1995          1994/(1)(2)/
                                                             ------------------     --------        ------------
Net Asset Value, Beginning of period..................            $  9.94           $   9.89         $  10.00
                                                                  -------           --------         --------
Income from Investment Operations:
   Net investment income..............................               0.23               0.46             0.43
   Net realized and unrealized gain (loss)
      on investments..................................               0.28               0.05            (0.11)
                                                                  -------           --------         --------
         Total from Investment Operations:............               0.51               0.51             0.32
                                                                  -------           --------         --------
Less Dividends:
   Dividends from net investment income...............              (0.23)             (0.46)           (0.43)
   Dividends from net realized capital gains..........                 --                 --               --
                                                                  -------           --------         --------
         Total Dividends:.............................              (0.23)             (0.46)           (0.43)
                                                                  -------           --------         --------
Net increase (decrease) in net asset value............               0.28               0.05            (0.11)
                                                                  -------           --------         --------
Net Asset Value, End of period........................            $ 10.22           $   9.94         $   9.89
                                                                  =======           ========         ========
Total Return..........................................               5.20%**            5.34%            3.10%**
Ratios/Supplemental Data:
Net Assets, End of period (000's).....................            $22,883           $ 24,560         $ 33,352
Ratios to average net assets:
   Net investment income..............................               4.58%*             4.72%            4.35%*
   Operating expenses.................................               0.60%*             0.60%            0.60%*
Portfolio Turnover Rate...............................                  0%                47%              56%

------------------------------------------------------

*     Annualized
**    Not Annualized
(1)   Audited by other auditors
(2)   The Fund commenced operations on April 15, 1993.

                      See Notes to Financial Statements.

      -----------
        Galaxy
        Fund II      NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
      -----------

1. ORGANIZATION:

Galaxy Fund II ("Galaxy II" or the "Trust"), formerly the "IBM Mutual Funds", is registered under the Investment Company Act of 1940, as amended, as an open-end investment company established as a Massachusetts Business Trust. As of the date of this report, the Trust offered five managed investment portfolios. The accompanying financial statements and financial highlights are those of the Large Company Index Fund, the Small Company Index Fund, the Utility Index Fund, the U.S. Treasury Index Fund, and the Municipal Bond Fund (individually a "Fund", collectively the "Funds").

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Trust in the preparation of its financial statements.

     PORTFOLIO VALUATION: Listed investment securities are valued by an independent pricing service approved by the Trust's Board of Trustees at the last quoted sales price on the principal exchange where such securities are traded. Unlisted securities or listed securities for which last sales prices are not available are valued at the closing bid price in the principal market where such securities trade. U.S. Government securities (other than short-term investments) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Debt securities of U.S. issuers (other than U.S. Government securities and short-term securities), including municipal securities, are valued at the mean between the bid price and the asked price. Short-term obligations that mature in 60 days or less are valued at amortized cost, which approximates market value.

     Investments for which market quotations are not readily available are valued based on fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

     REPURCHASE AGREEMENTS: Each Fund may invest in repurchase agreement transactions with institutions that the Trust's investment adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each repurchase agreement is recorded at cost. Each Fund requires that the collateral be transferred to the Trust's custodian (or a sub-custodian) in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The investment adviser monitors the value of the collateral securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreements involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying collateral securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

      -----------
        Galaxy       NOTES TO FINANCIAL STATEMENTS (continued)
        Fund II      (UNAUDITED)
      -----------

     The Funds may transfer uninvested cash balances into a joint trading account. These balances are invested in a repurchase agreement that matures in 60 days or less from the date of purchase, and is collateralized by U.S. Government and Agency Obligations.

     FUTURES CONTRACTS: All Funds, except the U.S. Treasury Index Fund, may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or the change in the value of a specified financial index over a predetermined time period. Cash or securities are deposited with brokers in order to establish and maintain a position. Subsequent payments made or received by the Fund based on the daily change in the market value of the position are recorded as unrealized gain or loss until the contract is closed out at which time the gain or loss is realized.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the trade date basis. Net realized gains or losses on sales of securities are determined on the identified cost method. Interest income and expenses are recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly for the U.S. Treasury Index Fund and the Municipal Bond Fund, and are declared and paid quarterly for the Large Company Index Fund and the Utility Index Fund. On September 7, 1995 the Board of Trustees approved an amendment to the dividend policy of the Small Company Index Fund pursuant to which the Fund will declare and pay dividends from net investment income on an annual basis. Net realized capital gains, if any, are distributed at least annually.

     Income dividends and capital gain dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

          FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending
     March 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income tax provision is required.

3. SHARES OF BENEFICIAL INTEREST:

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest, with $0.001 par value.

4. INVESTMENT ADVISORY, ADMINISTRATIVE AND DISTRIBUTION AGREEMENTS:

Effective July 1, 1994, the Trust and Fleet Investment Advisors Inc. (the "Investment Adviser"), an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., became parties to an investment advisory agreement under which the Investment Adviser provides advisory services for a fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the Large Company Index, Small Company Index, Utility Index, and U.S. Treasury Index Funds, and 0.25% of the average daily net assets of the Municipal Bond Fund. Prior to July 1, 1994, IBM Credit Investment Management Corporation, a wholly-owned subsidiary of IBM

      -----------
        Galaxy       NOTES TO FINANCIAL STATEMENTS (continued)
        Fund II      (UNAUDITED)
      -----------

Credit Corporation, served as the investment adviser to the Trust for the same fees as those charged by Fleet Investment Advisors Inc.

Effective July 1, 1994, the Trust and Fleet National Bank (the "Administrator") became parties to an administrative agreement. Under the agreement, the Administrator pays all expenses of the Funds, except the fees and expenses of the Trustees who are not interested persons of the Trust, brokerage fees and commissions, interest on borrowings, taxes and such extraordinary, non-recurring expenses as may arise, including litigation to which the Trust may be a party. Trustee fees which are attributable to more than one Fund of the Trust are allocated among the respective Funds according to each Fund's relative net assets.

For its services as administrator, the Administrator receives a fee at an annual rate of 0.30% of the average daily net assets of each of the Large Company Index, Small Company Index, Utility Index and U.S. Treasury Index Funds, and 0.35% of the average daily net assets of the Municipal Bond Fund.

Effective March 31, 1995, the Administrator has entered into a sub-administration agreement with The Shareholder Services Group, Inc. doing business as 440 Financial ("440 Financial"), a wholly-owned subsidiary of First Data Corporation ("First Data"), under which 440 Financial (the "Sub-Administrator") agrees to provide administrative, accounting and transfer agent services to the Trust. The Administrator bears the fees of the Sub-Administrator for serving in this capacity.

Prior to March 31, 1995, the sub-administration services described above were provided by 440 Financial Group of Worcester, Inc., a wholly-owned subsidiary of State Mutual Life Assurance Company of America ("State Mutual"), for the same annual fees. On that date, The Shareholder Services Group, Inc. ("TSSG") acquired substantially all of the assets of 440 Financial Group of Worcester, Inc. Prior to July 1, 1994, IBM Credit Investment Management Corporation served as administrator to the Trust for the same fees as those charged by Fleet National Bank and Flagship Financial, Inc. served as the sub-administrator to the Trust.

440 Financial Distributors, Inc., a wholly-owned subsidiary of TSSG and an indirect wholly-owned subsidiary of First Data, acts as the exclusive distributor of the Trust's shares. Prior to March 31, 1995, the Distributor was a wholly-owned subsidiary of 440 Financial Group of Worcester, Inc. and an indirect wholly-owned subsidiary of State Mutual. Prior to July 1, 1994, IBM Credit Distributors Corporation, a wholly-owned subsidiary of IBM Credit Corporation, served as the Trust's distributor.

Certain officers of the Trust may be officers of the Sub-Administrator and/or Distributor. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Adviser serves as an officer, Trustee or employee of the Trust. Effective
May 26, 1995, the fee paid by the Trust to each Trustee was increased from $4,000 to $5,000 per annum, plus certain other fees for attending or participating in meetings.

      -----------
        Galaxy       NOTES TO FINANCIAL STATEMENTS (continued)
        Fund II      (UNAUDITED)
      -----------

5. SECURITIES TRANSACTIONS:

The cost of purchases and the proceeds from sales of securities (excluding short-term investments and futures contracts) for the six months ended September 30, 1995 for each Fund were as follows:

                                                U.S. Government                    Other Investment
                                                  Securities                          Securities
                                         ----------------------------      --------------------------------
                                          Purchases          Sales          Purchases             Sales
                                         -----------       ----------      ------------        ------------
Large Company Index...............       $        --       $       --      $ 23,679,387        $  3,901,420
Small Company Index...............                --               --         9,199,808          19,238,819
Utility Index.....................                --               --         5,415,470          11,802,318
U.S. Treasury Index...............        15,817,500        8,574,680                --                  --
Municipal Bond....................                --               --                --           2,268,429

The aggregate cost, gross unrealized appreciation and depreciation and net unrealized appreciation (depreciation) for all securities as computed on a Federal income tax basis, at September 30, 1995 for each Fund is as follows:

                                              Cost          Appreciation        (Depreciation)           Net
----------------------------------------------------------------------------------------------------------------
Large Company Index..............        $140,334,177       $ 53,698,708        $ (2,293,544)       $ 51,405,164
Small Company Index..............         197,732,107         87,912,523         (14,259,129)         73,653,394
Utility Index....................          52,472,971          4,937,578          (2,355,854)          2,581,724
U.S. Treasury Index..............         110,693,780          4,584,392            (986,775)          3,597,617
Municipal Bond...................          21,636,702            606,117              (1,556)            604,561

      -----------
        Galaxy
        Fund II      NOTES TO FINANCIAL STATEMENTS (continued)
      -----------    (unaudited)

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The following Funds had deferred losses which will be treated as arising on the first day of the fiscal year ended March 31, 1996:

                                                            Amount
                                                          ----------
Utility Index.........................................    $  718,941
U.S. Treasury Index...................................       818,404
Municipal Bond........................................       227,910

At March 31, 1995, the following Funds had capital loss carryforwards:

                                            Capital loss     Expiration
                                            Carryforward        Date
                                            ------------     ----------
Utility Index........................       $   351,703          2003
U.S. Treasury Index..................         4,700,515          2003
Municipal Bond.......................            18,541          2002
                                                888,410          2003

6. FINANCIAL INSTRUMENTS:

The Large Company Index, Small Company Index and Utility Index Funds may enter into stock index futures contracts that are traded on a national exchange. These Funds will enter into stock index futures contracts for hedging purposes, to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs or to seek higher investment returns when a stock index futures contract is priced more attractively than the underlying index. The Municipal Bond Fund may purchase put or call options on interest rate and municipal bond index futures contracts as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. The Fund will segregate assets to cover its commitments on purchased futures contracts.

Risks associated with using financial instruments such as futures as a hedge include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or the inability of counterparties to perform under the terms of the contract.

7. CONCENTRATION OF CREDIT RISK:

The Utility Index Fund will concentrate its investments in the utility industry. As a result, the Fund's investments may be subject to greater risk and market fluctuation than a fund that has securities representing a broader range of investment alternatives.

          Trustees
        and Officers

    Dwight E. Vicks, Jr.
    Chairman and Trustee

      John T. O'Neill
    President, Treasurer
        and Trustee

     Louis DeThomasis,
       F.S.C., Ph.D.
          Trustee

      Donald B. Miller
          Trustee

       James M. Seed
          Trustee

    Bradford S. Wellman
          Trustee

          W. Bruce
    McConnel, III, Esq.
         Secretary

        Neil Forrest
      Vice President &
    Assistant Treasurer

       Louis J. Russo
    Assistant Treasurer


     Investment Advisor

      Fleet Investment
       Advisors Inc.
       45 East Avenue
    Rochester, New York
           14604


        Distributor

       440 Financial
     Distributors, Inc.
 290 Donald Lynch Boulevard
         Marlboro,
    Massachusetts 01752


       Administrator

    Fleet National Bank
      50 Kennedy Plaza
        Providence,
  Rhode Island 02903-2305

For complete information, and before making an investment decision on any of the Funds of Galaxy Fund II, you should request a prospectus from 440 Financial Distributors, Inc., by calling (800) 628-0414. This report is submitted for the general information of shareholders of Galaxy Fund II. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for each Fund of Galaxy Fund II, which contains more information concerning investment policies, expenses of the Funds as well as other pertinent information. Read the prospectus carefully before you invest.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by Fleet Financial Group, Inc. or any of its affiliates, Fleet Investment Advisors Inc., or any Fleet bank. Shares of the Funds are not federally insured by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. The performance data quoted represents past performance and the investment return and principal value will vary as a result of market conditions or other factors so that shares of the Funds, when redeemed, may be worth more or less than their original cost. An investment in the Funds involves investment risks, including the possible loss of principal.


This report was printed on recycled paper. [LOGO OF RECYCLED PAPER APPEARS HERE]

                                                              ------------------
--------                                                      BULK RATE
Galaxy        4400 Computer Drive                             U. S. POSTAGE PAID
 Fund II      P.O. Box 5108                                   PERMIT NO. 54201
--------      Westboro, MA 01581-5108                         BOSTON, MA
                                                              ------------------




FN-346 (11/95)